UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number           811-5850
                                                -------------------------

                             OneAmerica Funds, Inc.
           --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1 American Square, Indianapolis, IN, 46282-8216
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                  1 American Square, Indianapolis, IN, 46282-8216
                ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2006
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

[LOGO OF ONEAMERICA]
ONEAMERICA(R) FUND

SEMI-ANNUAL REPORT FOR
ONEAMERICA(R) FUNDS, INC.

                                                                   JUNE 30, 2006

[LOGO OF ONEAMERICA]
ONEAMERICA(R)

The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., Member NASD, SIPC, a wholly owned subsidiary of AUL.

--------------------------------------------------------------------------------

                Directors and Officers of OneAmerica Funds, Inc.

Donald J. Stuhldreher, Chairman of the Board of Directors
Dayton H. Molendorp, President
Jean L. Wojtowicz, Director(1)
    President,
    Cambridge Capital Management Corporation
    Indianapolis, Indiana
James W. Murphy, Director
Constance E. Lund, Treasurer
Thomas M. Zurek, Secretary

Gilbert F Viets, Director(1)
    State of Indiana Office of Management & Budget
    Indianapolis, Indiana
Stephen J. Helmich, Director(1)
    President, Cathedral High School
    Indianapolis, Indiana
John C. Swhear, Assistant Secretary &
    Chief Compliance Officer

(1) Audit Committee

                                A Message
[PHOTO OF DAYTON H. MOLENDORP]  From
                                The President
                                of OneAmerica Funds, Inc.

In response to strong demand for socially responsible investing, I am pleased to announce that a new investment option, called the Socially Responsive Portfolio, has joined the four existing investment options in the OneAmerica Fund family. This portfolio, which opened during the first half of 2006, invests primarily in equity securities selected based on fundamental investment research and sensitivity to socially responsible principles. OneAmerica Funds is excited to have the opportunity to enhance the line-up of investment options for those who are interested in combining their financial objectives with sound social issues.

As we progressed through the first half of 2006, market weakness continued to mount as investors focused on a myriad of unsettling events. We started 2006 with a consensus expectation that the Federal Reserve was near the end of a prolonged monetary tightening policy. This expectation resulted in a worldwide surge in equity prices during the first quarter of 2006. However, as we moved into the second quarter, Ben Bernanke, the new head of the Federal Reserve, announced that his concern about increased inflation had not abated. He also stated the Federal Reserve would not hesitate to raise short-term rates at subsequent meetings, if necessary. Fears about increased inflation and a slowing U.S. economy rattled markets worldwide and resulted in equity investors seeking protection from the sidelines. The S&P 500 ended the first half with a 2.7% investment return.

The bond market generated negative returns during the first six months as interest rates moved significantly higher. Since year-end, the yield on the ten-year Treasury increased 75 basis points to 5.1% on June 30, 2006. As a result, the Lehman Aggregate Index generated a negative 0.7% return through the first half of 2006. Heightened risk sensitivity has stemmed from global monetary tightening, domestic inflation concerns, shareholder friendliness, and geopolitical events.

The outlook for investment markets for the remainder of 2006 remains uncertain. A tug of war continues between evidence of slowing U.S. economic momentum and heightened concerns about underlying inflationary pressures. The timing as to when the Federal Reserve stops raising short-term rates and whether they have been successful at containing inflationary pressures without stifling economic growth will be critical in determining the strength of equity returns in upcoming months. Higher interest rates and increased risk aversion are expected to result in modest bond returns in the second half of 2006.

Investment performance for the OneAmerica Funds, Inc. for the first half of 2006 was:

PORTFOLIO                                  CLASS O          ADVISOR CLASS
---------                                  -------          -------------
Value Portfolio                              4.8%               4.7%
Money Market Portfolio                       2.1%               2.0%
Investment Grade Bond Portfolio             -0.7%              -0.9%
Asset Director Portfolio                     3.2%               3.0%

Investment performance has not been shown for the Socially Responsive Portfolio since it was not open for the full six-month period ending June 30, 2006.

Thank for your continued investment and confidence in OneAmerica Funds, Inc.

/s/ Dayton H. Molendorp

Dayton H. Molendorp
President
OneAmerica Funds, Inc.

Indianapolis, Indiana
August 10, 2006

                                FEES AND EXPENSES

As a shareholder of the OneAmerica Funds, Inc., you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 at the beginning of the period and held through the six-month period ended June 30, 2006.

ACTUAL EXPENSES
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                      Beginning      Ending         Annualized
                                       Account       Account       Expense Ratio        Expenses Paid
                                        Value         Value        Based on the           During the
                                       01/01/06      06/30/06     Six-Month Period     Six-Month Period*
                                    -------------  ------------  ------------------   -------------------
Value Portfolio - Class O
  Actual                              $1,000.00     $1,048.00           0.62%               $3.14
  Hypothetical
    (5% return before expenses)        1,000.00      1,021.73           0.62                 3.10
Value Portfolio - Advisor Class
  Actual                               1,000.00      1,047.00           0.91                 4.59
  Hypothetical
    (5% return before expenses)        1,000.00      1,020.31           0.91                 4.53
Money Market - Class O
  Actual                               1,000.00      1,021.00           0.52                 2.60
  Hypothetical
    (5% return before expenses)        1,000.00      1,020.74           0.52                 2.60
Money Market - Advisor Class
  Actual                               1,000.00      1,032.00           0.82                 4.09
  Hypothetical
    (5% return before expenses)        1,000.00      1,020.36           0.82                 4.09
Investment Grade Bond - Class O
  Actual                               1,000.00        993.00           0.63                 3.13
  Hypothetical
    (5% return before expenses)        1,000.00      1,021.66           0.63                 3.17
Investment Grade Bond - Advisor Class
  Actual                               1,000.00        991.00           0.93                 4.60
  Hypothetical
    (5% return before expenses)        1,000.00      1,020.17           0.93                 4.67
Asset Director - Class O
  Actual                               1,000.00      1,032.00           0.60                 3.00
  Hypothetical
    (5% return before expenses)        1,000.00      1,021.84           0.60                 2.99
Asset Director - Advisor Class
  Actual                               1,000.00      1,030.00           0.89                 4.50
  Hypothetical
    (5% return before expenses)        1,000.00      1,020.36           0.89                 4.48
Socially Responsive - Class O
  Actual                               1,000.00      1,000.00           1.20                 2.93
  Hypothetical
    (5% return before expenses)        1,000.00      1,018.84           1.20                 2.95
Socially Responsive - Advisor Class
  Actual                               1,000.00      1,000.00           1.50                 3.66
  Hypothetical
    (5% return before expenses)        1,000.00      1,017.35           1.50                 3.69

* Expenses for each Portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/06. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

                             ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)

                                                                              PORTFOLIO
                                           ---------------------------------------------------------------------------
                                                              MONEY         INVESTMENT        ASSET         SOCIALLY
                                              VALUE           MARKET        GRADE BOND       DIRECTOR      RESPONSIVE*
                                           ------------    ------------    ------------    ------------    -----------
ASSETS:
  Investments at value                     $378,181,791    $225,242,131    $127,904,927    $267,512,049     $3,331,356
  Capital stock sold                            399,668         296,485          63,472         840,022              -
  Receivable for investments sold             2,000,000       7,565,000          60,000               -              -
  Dividends and interest receivable             397,160         380,657       1,361,634         939,474          3,503
  Due from Advisor (Note 2)                           -               -               -               -          9,895
  Prepaid expense                                     -               -             148             146         10,650
                                           ------------    ------------    ------------    ------------     ----------
    Total assets                            380,978,619     233,484,273     129,390,181     269,291,691      3,355,404
                                           ------------    ------------    ------------    ------------     ----------
LIABILITIES:
  Distribution payable                                -          28,457               -               -              -
  Capital stock redeemed                        140,161          69,607          83,034          21,723              -
  Payable for investments purchased           2,080,942      12,747,698         648,590         549,241              -
  Accrued investment advisory fees              157,319          72,866          56,570         112,302          1,939
  Accrued distribution (12b-1) fee                4,144           4,134             873           6,048            415
  Accrued expenses                              139,336          81,619          43,071          68,080         22,858
                                           ------------    ------------    ------------    ------------     ----------
    Total liabilities                         2,521,902      13,004,381         832,138         757,394         25,212
                                           ------------    ------------    ------------    ------------     ----------
NET ASSETS                                 $378,456,717    $220,479,892    $128,558,043    $268,534,297     $3,330,192
                                           ============    ============    ============    ============     ==========
NET ASSETS BY CLASS OF SHARES
  Class O                                  $361,224,891    $203,240,316    $124,924,643    $243,849,504     $1,665,720
  Advisor Class                              17,231,826      17,239,576       3,633,400      24,684,793      1,664,472
                                           ------------    ------------    ------------    ------------     ----------
    Total net assets                       $378,456,717    $220,479,892    $128,558,043    $268,534,297     $3,330,192
                                           ============    ============    ============    ============     ==========
SHARES OUTSTANDING
  Class O                                    13,910,832     203,240,316      11,547,764      13,106,921        175,000
  Advisor Class                                 668,000      17,239,576         336,965       1,331,520        175,000
                                           ------------    ------------    ------------    ------------     ----------
    Total shares outstanding                 14,578,832     220,479,892      11,884,729      14,438,441        350,000
                                           ============    ============    ============    ============     ==========
NET ASSET VALUE PER SHARE
  Class O                                  $      25.97    $       1.00    $      10.82    $      18.60     $     9.52
                                           ============    ============    ============    ============     ==========
  Advisor Class                            $      25.80    $       1.00    $      10.78    $      18.54     $     9.51
                                           ============    ============    ============    ============     ==========

  Investments at cost                      $313,306,025    $225,242,131    $131,673,250    $232,128,597     $3,505,474
                                           ============    ============    ============    ============     ==========
ANALYSIS OF NET ASSETS:
  Paid-in-capital                          $286,511,116    $220,479,892    $130,109,725    $218,764,405     $3,500,000
  Undistributed net
    investment income                         2,495,351               -       3,313,419       3,002,478          4,310
  Undistributed net realized gain (loss)     24,574,484               -      (1,096,778)     11,383,962              -
  Unrealized appreciation
    (depreciation)                           64,875,766               -      (3,768,323)     35,383,452       (174,118)
                                           ------------    ------------    ------------    ------------     ----------
                                           $378,456,717    $220,479,892    $128,558,043    $268,534,297     $3,330,192
                                           ============    ============    ============    ============     ==========

* Commenced operations March 31, 2006.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                            PORTFOLIO
                                           ---------------------------------------------------------------------------
                                                              MONEY         INVESTMENT        ASSET         SOCIALLY
                                              VALUE           MARKET        GRADE BOND       DIRECTOR      RESPONSIVE*
                                           ------------    ------------    ------------    ------------    -----------
INVESTMENT INCOME:
  Income:
    Dividends (net of foreign taxes         $ 2,651,419      $   20,314     $     7,481     $ 1,327,475      $  11,251
      withheld of $58,218, $0, $0,
      $28,676 and $47, respectively)
    Interest                                  1,029,077       4,631,830       3,734,420       2,483,660          4,264
                                            -----------      ----------     -----------     -----------      ---------
                                              3,680,496       4,652,144       3,741,901       3,811,135         15,515
                                            -----------      ----------     -----------     -----------      ---------
EXPENSES:
  Investment advisory fee                       942,585         397,105         344,389         652,436          5,742
  Custodian and service agent fee               168,569          91,346          61,995          95,501         17,827
  Professional fees                              19,547           5,537           2,817           8,524          7,414
  Printing                                       15,090           4,779           2,382           7,811            114
  Director fees                                  10,778           7,085           7,137           6,345          3,249
  Distribution (12b-1) fee                       19,884          20,871           4,735          30,440          1,230
  Other                                           8,692           9,192          16,703           7,600          3,786
                                            -----------      ----------     -----------     -----------      ---------
  Total expenses before waiver                1,185,145         535,915         440,158         808,657         39,362
  Waived fees and reimbursed
    expenses (Note 2)                                 -               -               -               -        (28,157)
                                            -----------      ----------     -----------     -----------      ---------
  Net Expenses                                1,185,145         535,915         440,158         808,657         11,205
                                            -----------      ----------     -----------     -----------      ---------
      Net investment income                   2,495,351       4,116,229       3,301,743       3,002,478          4,310
                                            -----------      ----------     -----------     -----------      ---------
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
    on investments                           17,835,267               -        (931,739)      8,495,438              -
  Net change in unrealized
    appreciation (depreciation)
    on investments                           (3,001,878)              -      (3,409,760)     (4,027,485)      (174,118)
                                            -----------      ----------     -----------     -----------      ---------
      Net gain (loss)                        14,833,389               -      (4,341,499)      4,467,953       (174,118)
                                            -----------      ----------     -----------     -----------      ---------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                           $17,328,740      $4,116,229     $(1,039,756)    $ 7,470,431      $(169,808)
                                            ===========      ==========     ===========     ===========      =========

* Commenced operations March 31, 2006.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         PORTFOLIO
                                                 ----------------------------------------------------------
                                                            VALUE                      MONEY MARKET
                                                 ---------------------------   ----------------------------
                                                  SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
                                                 ENDED 6/30/06  DECEMBER 31,   ENDED 6/30/06   DECEMBER 31,
                                                  (UNAUDITED)       2005        (UNAUDITED)       2005
                                                 ------------   ------------   -------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                          $  2,495,351   $  3,980,781    $  4,116,229   $  5,208,357
  Net realized gain (loss)                         17,835,267     23,735,394               -            (40)
  Net change in unrealized
    appreciation (depreciation)                    (3,001,878)     4,811,548               -              -
                                                 ------------   ------------    ------------   ------------
    Net increase in net assets from operations     17,328,740     32,527,723       4,116,229      5,208,317
                                                 ------------   ------------    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income
    Class O                                                 -     (3,929,086)     (3,846,010)    (5,023,096)
    Advisor Class                                           -        (92,800)       (270,219)      (185,261)
  From net realized gain
    Class O                                                 -    (21,160,874)              -              -
    Advisor Class                                           -       (590,187)              -              -
                                                 ------------   ------------    ------------   ------------
    Total dividend distributions                            -    (25,772,947)     (4,116,229)    (5,208,357)
                                                 ------------   ------------    ------------   ------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
    Class O                                         8,203,651     29,456,464      41,310,746     40,472,659
    Advisor Class                                   8,067,957      7,514,506      19,989,293     15,750,388
  Reinvested distributions:
    Class O                                                 -     25,089,960       3,819,692      5,005,066
    Advisor Class                                           -        682,987         268,127        184,945
  Cost of shares redeemed:
    Class O                                       (19,432,681)   (32,119,848)    (21,374,401)   (56,582,738)
    Advisor Class                                    (989,403)      (389,246)    (14,098,965)    (9,002,448)
                                                 ------------   ------------    ------------   ------------
    Increase (decrease)                            (4,150,476)    30,234,823      29,914,492     (4,172,128)
                                                 ------------   ------------    ------------   ------------
    Net increase (decrease) in net assets          13,178,264     36,989,599      29,914,492     (4,172,168)
    Net assets at beginning of period             365,278,453    328,288,854     190,565,400    194,737,568
                                                 ------------   ------------    ------------   ------------
NET ASSETS AT END OF PERIOD                      $378,456,717   $365,278,453    $220,479,892   $190,565,400
                                                 ============   ============    ============   ============
  UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME INCLUDED IN
    NET ASSETS AT END OF PERIOD                  $  2,495,351   $          -    $          -   $          -
                                                 ------------   ------------    ------------   ------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares sold:
    Class O                                           312,677      1,194,360      41,310,746     40,472,659
    Advisor Class                                     306,984        303,025      19,989,293     15,750,388
  Reinvested distributions:
    Class O                                                 -      1,006,780       3,819,692      5,005,066
    Advisor Class                                           -         27,546         268,127        184,945
  Shares redeemed:
    Class O                                          (748,656)    (1,308,516)    (21,374,401)   (56,582,778)
    Advisor Class                                     (39,184)       (15,695)    (14,098,965)    (9,002,448)
                                                 ------------   ------------    ------------   ------------
Net increase (decrease)                              (168,179)     1,207,500      29,914,492     (4,172,168)
Shares outstanding at beginning of period          14,747,011     13,539,511     190,565,400    194,737,568
                                                 ------------   ------------    ------------   ------------
Shares outstanding at end of period                14,578,832     14,747,011     220,479,892    190,565,400
                                                 ============   ============    ============   ============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                       PORTFOLIO
                                                 ----------------------------------------------------------
                                                  INVESTMENT GRADE BOND               ASSET DIRECTOR
                                                 ---------------------------   ----------------------------
                                                  SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
                                                 ENDED 6/30/06  DECEMBER 31,   ENDED 6/30/06   DECEMBER 31,
                                                  (UNAUDITED)      2005         (UNAUDITED)       2005
                                                 -------------  ------------   -------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                          $  3,301,743   $  5,827,004    $  3,002,478   $  4,177,692
  Net realized gain (loss)                           (931,739)       388,815       8,495,438      9,696,866
  Net change in unrealized
    appreciation (depreciation)                    (3,409,760)    (3,261,298)     (4,027,485)     2,702,936
                                                 ------------   ------------    ------------   ------------
    Net increase (decrease) in net assets
      from operations                              (1,039,756)     2,954,521       7,470,431     16,577,494
                                                 ------------   ------------    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income
    Class O                                                 -     (5,741,922)              -     (3,959,566)
    Advisor Class                                           -       (113,541)              -       (242,704)
  From net realized gain
    Class O                                                 -              -               -     (7,979,021)
    Advisor Class                                           -              -               -       (551,738)
                                                 ------------   ------------    ------------   ------------
    Total dividend distributions                            -     (5,855,463)              -    (12,733,029)
                                                 ------------   ------------    ------------   ------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
    Class O                                         2,481,123     15,133,417      17,287,980     26,908,429
    Advisor Class                                   1,127,039      1,411,407      11,599,123      9,564,283
  Reinvested distributions:
    Class O                                                 -      5,741,922               -     11,938,587
    Advisor Class                                           -        113,541               -        794,442
  Cost of shares redeemed:
    Class O                                       (19,561,550)   (15,869,395)     (8,480,494)   (12,341,742)
    Advisor Class                                    (464,925)      (731,427)     (2,971,653)    (1,402,193)
                                                 ------------   ------------    ------------   ------------
    Increase (decrease)                           (16,418,313)     5,799,465      17,434,956     35,461,806
                                                 ------------   ------------    ------------   ------------
    Net increase (decrease) in net assets         (17,458,069)     2,898,523      24,905,387     39,306,271
    Net assets at beginning of period             146,016,112    143,117,589     243,628,910    204,322,639
                                                 ------------   ------------    ------------   ------------
NET ASSETS AT END OF PERIOD                      $128,558,043   $146,016,112    $268,534,297   $243,628,910
                                                 ============   ============    ============   ============
  UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME INCLUDED IN
    NET ASSETS AT END OF PERIOD                  $  3,313,419   $     11,676    $  3,002,478   $          -
                                                 ------------   ------------    ------------   ------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares sold:
    Class O                                           228,410      1,343,560         922,803      1,482,133
    Advisor Class                                     104,261        125,989         618,220        529,225
  Reinvested distributions:
    Class O                                                 -        526,685               -        658,972
    Advisor Class                                           -         10,434               -         43,940
  Shares redeemed:
    Class O                                        (1,805,815)    (1,418,775)       (455,016)      (686,810)
    Advisor Class                                     (42,783)       (65,429)       (157,858)       (77,773)
                                                 ------------   ------------    ------------   ------------
Net increase (decrease)                            (1,515,927)       522,464         928,149      1,949,687
Shares outstanding at beginning of period          13,400,656     12,878,192      13,510,292     11,560,605
                                                 ------------   ------------    ------------   ------------
Shares outstanding at end of period                11,884,729     13,400,656      14,438,441     13,510,292
                                                 ============   ============    ============   ============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                 PORTFOLIO
                                                          -----------------------
                                                            SOCIALLY RESPONSIVE
                                                          -----------------------
                                                              FOR THE PERIOD
                                                          MARCH 31, 2006* THROUGH
                                                               JUNE 30, 2006
                                                                (UNAUDITED)
                                                          -----------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                           $   4,310
  Net realized gain (loss)                                                -
  Net change in unrealized
    appreciation (depreciation)                                    (174,118)
                                                                 ----------
    Net increase in net assets from operations                     (169,808)
                                                                 ----------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income
    Class O                                                               -
    Advisor Class                                                         -
  From net realized gain
    Class O                                                               -
    Advisor Class                                                         -
                                                                 ----------
    Total dividend distributions                                          -
                                                                 ----------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
    Class O                                                       1,750,000
    Advisor Class                                                 1,750,000
  Reinvested distributions:
    Class O                                                               -
    Advisor Class                                                         -
  Cost of shares redeemed:
    Class O                                                               -
    Advisor Class                                                         -
                                                                 ----------
    Increase (decrease)                                           3,500,000
                                                                 ----------
    Net increase (decrease) in net assets                         3,330,192
    Net assets at beginning of period                                     -
                                                                 ----------
NET ASSETS AT END OF PERIOD                                      $3,330,192
                                                                 ==========
  UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME INCLUDED IN
    NET ASSETS AT END OF PERIOD                                  $    4,310
                                                                 ----------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares sold:
    Class O                                                         175,000
    Advisor Class                                                   175,000
  Reinvested distributions:
    Class O                                                               -
    Advisor Class                                                         -
  Shares redeemed:
    Class O                                                               -
    Advisor Class                                                         -
                                                                 ----------
Net increase (decrease)                                             350,000
Shares outstanding at beginning of period                                 -
                                                                 ----------
Shares outstanding at end of period                                 350,000
                                                                 ==========

* Commenced operations March 31, 2006.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

        Description                                        Shares       Value
---------------------------                               --------  ------------
COMMON STOCKS (86.8%)
  Aerospace & Defense (2.4%)
    General Dynamics Corp.                                  32,300  $  2,114,358
    Precision Castparts Corp.                              115,600     6,908,256
                                                                    ------------
                                                                       9,022,614
                                                                    ------------
  Apparel (6.8%)
    Columbia Sportswear Co.*                               156,100     7,065,086
    Kellwood Co.                                           202,900     5,938,883
    Liz Claiborne, Inc.                                    146,100     5,414,466
    Wolverine World Wide, Inc.                             317,650     7,410,775
                                                                    ------------
                                                                      25,829,210
                                                                    ------------
  Automotive (2.1%)
    Harley-Davidson, Inc.                                  142,300     7,810,847
                                                                    ------------
  Automotive Components (1.9%)
    Magna International, Inc.                               97,700     7,031,469
                                                                    ------------
  Chemicals (1.2%)
    Dow Chemical Co.                                       119,200     4,652,376
                                                                    ------------
  Computer Hardware & Software (6.4%)
    Autodesk, Inc.*                                        212,400     7,319,304
    Cisco Systems, Inc.*                                   380,400     7,429,212
    Dell Inc.*                                             107,200     2,616,752
    Hewlett-Packard Co.                                    217,874     6,902,248
                                                                    ------------
                                                                      24,267,516
                                                                    ------------
  Consumer Products (0.5%)
    Helen of Troy, Ltd.*                                   105,700     1,944,880
                                                                    ------------
  Diversified Financial Services (10.3%)
    Aegon NV                                               524,785     8,958,079
    Citigroup, Inc.                                        119,998     5,788,704
    Federated Investors, Inc.                              244,800     7,711,200
    Investment Technology Group, Inc.*                     169,700     8,630,942
    JP Morgan Chase & Co.                                   94,107     3,952,494
    Washington Mutual, Inc.                                 90,526     4,126,175
                                                                    ------------
                                                                      39,167,594
                                                                    ------------
  Diversified Manufacturing (7.7%)
    Carlisle Cos., Inc.                                    145,200    11,514,360
    Crane Co.                                              221,800     9,226,880
    Trinity Industries, Inc.                               207,225     8,371,890
                                                                    ------------
                                                                      29,113,130
                                                                    ------------
  Electrical Equipment (4.4%)
    American Power Conversion                              369,550     7,202,530
    Baldor Electric Co.                                    306,493     9,590,165
                                                                    ------------
                                                                      16,792,695
                                                                    ------------
  Food & Beverage (2.0%)
    The Coca-Cola Co.                                      178,200     7,666,164
                                                                    ------------
  Health Care (3.3%)
    McKesson Corp.                                         117,150     5,538,852
    Merck & Co., Inc.                                       38,900     1,417,127
    Pfizer, Inc.                                           228,950     5,373,457
                                                                    ------------
                                                                      12,329,436
                                                                    ------------
  Health Care Products and Services (0.5%)
    Johnson & Johnson                                       29,800     1,785,616
                                                                    ------------
  Home Furnishings (2.5%)
    Furniture Brands
    International, Inc.                                    217,550     4,533,742
    La-Z-Boy, Inc.                                         342,150     4,790,100
                                                                    ------------
                                                                       9,323,842
                                                                    ------------
  Industrial Conglomerates (2.0%)
    General Electric Co.                                   226,100     7,452,256
                                                                    ------------
  Metals & Mining (2.2%)
    Alcoa, Inc.                                            263,900     8,539,804
                                                                    ------------
  Oil & Oil Services (7.6%)
    Royal Dutch Petroleum Co.                              141,400     9,470,972
    Tidewater, Inc.                                        162,850     8,012,220
    Valero Energy Corp.                                    169,200    11,255,184
                                                                    ------------
                                                                      28,738,376
                                                                    ------------
  Paper and Forest Products (1.5%)
    Wausau Paper Corp.                                     455,400     5,669,730
                                                                    ------------
  Recreation (3.9%)
    Brunswick Corp.                                        245,100     8,149,575
    Mattel, Inc.                                           392,400     6,478,524
                                                                    ------------
                                                                      14,628,099
                                                                    ------------
  Restaurants (0.8%)
    OSI Restaurant Partners, Inc.                           86,150     2,980,790
    Ryan's Restaurant Group, Inc.*                             744         8,861
                                                                    ------------
                                                                       2,989,651
                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

        Description                                        Shares       Value
---------------------------                               --------  ------------
COMMON STOCKS (86.8%) (continued)
  Retail (3.2%)
    BJ's Wholesale Club, Inc.*                             191,400  $  5,426,190
    Home Depot, Inc.                                       190,100     6,803,679
                                                                    ------------
                                                                      12,229,869
                                                                    ------------
  Semiconductors (3.5%)
    Intel Corp.                                            320,200     6,067,790
    Texas Instruments, Inc.                                237,300     7,187,817
                                                                    ------------
                                                                      13,255,607
                                                                    ------------
  Telecommunication Services (5.2%)
    Nokia Corp. ADR                                        539,650    10,933,309
    Telefonos de Mexico, Class L ADR                       428,900     8,933,987
                                                                    ------------
                                                                      19,867,296
                                                                    ------------
  Transportation (4.9%)
    Norfolk Southern Corp.                                 195,800    10,420,476
    Werner Enterprises, Inc.                               395,000     8,006,650
                                                                    ------------
                                                                      18,427,126
                                                                    ------------
      Total common stocks (cost: $264,791,388)                       328,535,203
                                                                    ------------

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount        Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
SHORT-TERM NOTES (5.8%)
  COMMERCIAL PAPER (3.7%)
    Consumer Finance (3.7%)
      American Express Credit Corp.                              5.020%      8/16/06    $1,000,000   $   993,470
      American Honda Finance Corp.                               5.015       7/06/06     3,000,000     2,997,925
      General Electric Capital Corp.                             5.330       8/29/06     2,000,000     1,983,140
      Nestle Capital Corp.                                       5.010       7/17/06     3,000,000     2,993,320
      Prudential Funding Corp.                                   5.220       8/21/06     2,000,000     1,985,520
      Toyota Motor Credit Corp.                                  5.060       8/16/06     1,000,000       993,510
      UBS Finance Delaware, LLC                                  5.230       8/21/06     2,000,000     1,985,520
                                                                                                     -----------
                                                                                                      13,932,405
                                                                                                     -----------
    Oil & Gas (0.5%)
      Chevron Texaco Corp.                                       5.200       8/22/06     2,000,000     1,984,978
                                                                                                     -----------
    Retail (0.6%)
      Wal-Mart                                                   4.990       7/25/06     2,000,000     1,993,347
                                                                                                     -----------
    Telephone Integrated (0.5%)
      Bellsouth Corp.                                            5.100       8/01/06     2,000,000     1,991,216
                                                                                                     -----------
    Transport Services (0.5%)
      United Parcel Service, Inc.                                5.120       9/05/06     2,000,000     1,981,227
                                                                                                     -----------
        Total short-term notes (cost: $21,882,054)                                                    21,883,173
                                                                                                     -----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                       Description                                Shares          Value
-------------------------------------------------------------   -----------    ------------
MONEY MARKET MUTUAL FUNDS (5.5%)
      Federated Investors Prime Obligation Fund                  10,381,287    $ 10,381,287
      Goldman Sachs Financial Square Fund                        10,400,000      10,400,000
                                                                               ------------
        Total money market mutual funds (cost: $20,781,287)                      20,781,287
                                                                               ------------
MUTUAL FUNDS (1.8%)
      iShares Russell 1000 Value Index Fund (cost: $5,676,640)       93,100       6,807,472
                                                                               ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $174,656)                            174,656         174,656
                                                                               ------------
TOTAL INVESTMENTS (99.9%) (COST: $313,306,025)                                  378,181,791
OTHER ASSETS LESS LIABILITIES (0.1%)                                                274,926
                                                                               ------------
NET ASSETS (100.0%)                                                            $378,456,717
                                                                               ============

*Non-Income producing securities.

 The interest rate for short-term notes reflects the yields for those securities.

 Percentages shown are based on net assets.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

               Industry                       % of Total Net Assets
--------------------------------------        ---------------------
Diversified Financial Services                        10.3%
Diversified Manufacturing                              7.7
Oil & Oil Services                                     7.6
Apparel                                                6.8
Computer Hardware & Software                           6.4
Money Market Mutual Funds                              5.5
Telecommunication Services                             5.2
Transportation                                         4.9
Electrical Equipment                                   4.4
Recreation                                             3.9
Retail                                                 3.8
Consumer Finance                                       3.7
Semiconductors                                         3.5
Health Care                                            3.3
Home Furnishing                                        2.5
Aerospace & Defense                                    2.4
Metals & Mining                                        2.2
Automotive                                             2.1
Food & Beverage                                        2.0
Industrial Conglomerates                               2.0
Automotive Components                                  1.9
Mutual Funds                                           1.8
Paper and Forest Products                              1.5
Chemicals                                              1.2
Restaurants                                            0.8
Consumer Products                                      0.5
Health Care Products and Services                      0.5
Oil & Gas                                              0.5
Telephone Integrated                                   0.5
Transport Services                                     0.5
Cash and Cash Equivalents                                -
                                                     -----
                                                      99.9
Other Assets Less Liabilities                          0.1
                                                     -----
TOTAL INVESTMENTS                                    100.0%
                                                     =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date          Amount       Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
SHORT-TERM NOTES (100.5%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (29.1%)
      Federal Home Loan Bank Discount Notes                      4.990%     08/22/06    $2,800,000  $  2,779,818
      Federal Home Loan Bank Discount Notes                      5.140      08/10/06     4,000,000     3,977,156
      Federal Home Loan Bank Discount Notes                      5.070      07/28/06     2,000,000     1,992,395
      Federal Home Loan Bank                                     5.207      07/21/06     4,000,000     4,000,000
      Federal Home Loan Mortgage Corp. Discount Notes            5.045      08/01/06     5,000,000     4,978,235
      Federal Home Loan Mortgage Corp. Discount Notes            5.170      07/25/06     2,200,000     2,192,417
      Federal Agricultural Mortgage Corp. Discount Notes         4.920      07/20/06     7,200,000     7,181,336
      Federal Agricultural Mortgage Corp. Discount Notes         5.220      08/24/06     3,000,000     2,976,510
      Federal Farm Credit Bank Discount Note                     4.950      07/05/06     5,000,000     4,997,250
      Federal Farm Credit Bank Discount Note                     4.329      07/21/06     5,000,000     4,987,976
      Federal National Mortgage Association Discount Notes       5.180      08/16/06     4,000,000     3,973,729
      Federal National Mortgage Association Discount Notes       4.900      07/10/06     2,800,000     2,796,570
      Federal National Mortgage Association Discount Notes       4.940      07/18/06     3,200,000     3,192,535
      Tennessee Valley Authority Discount Notes                  4.910      07/06/06     2,600,000     2,598,227
      Tennessee Valley Authority Discount Notes                  4.970      07/20/06     5,000,000     4,986,885
      Tennessee Valley Authority Discount Notes                  5.110      07/27/06     3,000,000     2,988,928
      United States Treasury Notes                               7.000      07/15/06     3,500,000     3,503,467
                                                                                                    ------------
                                                                                                      64,103,434
                                                                                                    ------------
  COMMERCIAL PAPER (61.3%)
    Automotive (2.7%)
      Honda Motor Company                                        5.100      08/04/06     3,000,000     2,985,550
      Honda Motor Company                                        5.050      08/03/06     3,000,000     2,986,113
                                                                                                    ------------
                                                                                                       5,971,663
                                                                                                    ------------
    Banks (2.7%)
      Bank of America Corp.                                      5.020      07/07/06     6,000,000     5,994,980
                                                                                                    ------------
    Chemicals (2.7%)
      E.I. Du Pont De Nemours & Co.                              5.050      07/27/06     6,000,000     5,978,116
                                                                                                    ------------
    Consumer Finance (13.6%)
      American Express Credit Corp.                              5.080      08/09/06     4,000,000     3,977,987
      American Express Credit Corp.                              4.990      07/14/06     2,000,000     1,996,396
      America General Finance Corp.                              5.030      07/11/06     6,000,000     5,991,617
      Siemens Capital Corp.                                      5.230      08/28/06     3,000,000     2,974,722
      Siemens Capital Corp.                                      5.070      08/22/06     3,000,000     2,978,030
      Toyota Motor Credit Corp.                                  5.160      07/18/06     2,000,000     1,995,127
      Toyota Motor Credit Corp.                                  4.980      07/12/06     4,000,000     3,993,913
      UBS Finance Delaware, LLC                                  4.530      07/17/06     4,000,000     3,991,947
      UBS Finance Delaware, LLC                                  5.030      07/06/06     2,000,000     1,998,603
                                                                                                    ------------
                                                                                                      29,898,342
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date          Amount       Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
SHORT-TERM NOTES (100.5%) (continued)
  COMMERCIAL PAPER (61.3%) (continued)
    Diversified Financial Services (8.1%)
      Citigroup Funding Inc.                                     4.970%     07/07/06    $6,000,000  $  5,995,030
      General Electric Capital Corp.                             5.010      08/14/06     2,500,000     2,484,692
      General Electric Capital Corp.                             5.020      07/19/06     3,500,000     3,491,215
      IBM Credit Corp.                                           5.130      09/08/06     3,000,000     2,970,502
      IBM Credit Corp.                                           5.190      07/26/06     3,000,000     2,989,188
                                                                                                    ------------
                                                                                                      17,930,627
                                                                                                    ------------
    Diversified Telecommunication Services (2.7%)
      Bellsouth Telecommunications                               5.240      08/15/06     3,000,000     2,980,350
      Bellsouth Telecommunications                               5.150      07/24/06     3,000,000     2,990,129
                                                                                                    ------------
                                                                                                       5,970,479
                                                                                                    ------------
    Education (2.7%)
      Harvard University                                         5.020      08/08/06     3,600,000     3,580,924
      Harvard University                                         5.030      08/08/06     2,400,000     2,387,257
                                                                                                    ------------
                                                                                                       5,968,181
                                                                                                    ------------
    Electric Products (2.7%)
      Emerson Electric Co.                                       5.170      07/13/06     3,000,000     2,994,820
      Emerson Electric Co.                                       5.180      07/12/06     3,000,000     2,995,261
                                                                                                    ------------
                                                                                                       5,990,081
                                                                                                    ------------
    Food, Beverages (5.4%)
      The Coca-Cola Co.                                          4.980      08/07/06     5,000,000     4,974,408
      The Coca-Cola Co.                                          4.970      07/31/06     1,000,000       995,858
      Nestle Capital Corp.                                       5.010      09/12/06     3,000,000     2,969,522
      Nestle Capital Corp.                                       5.220      08/04/06     3,000,000     2,985,210
                                                                                                    ------------
                                                                                                      11,924,998
                                                                                                    ------------
    Insurance (4.3%)
      American International Group Funding, Inc.                 5.000      07/13/06     3,000,000     2,995,000
      Prudential Funding Corp.                                   5.190      08/02/06     2,000,000     1,990,773
      Prudential Funding Corp.                                   4.990      07/14/06     2,400,000     2,395,675
      Prudential Funding Corp.                                   4.960      07/05/06     2,000,000     1,998,898
                                                                                                    ------------
                                                                                                       9,380,346
                                                                                                    ------------
    Media (2.7%)
      Gannett Corp.                                              5.180      07/28/06     3,000,000     2,988,345
      Gannett Corp.                                              5.000      07/10/06     3,000,000     2,996,250
                                                                                                    ------------
                                                                                                       5,984,595
                                                                                                    ------------
    Oil & Gas (2.7%)
      Chevron Texaco Corp.                                       4.960      07/11/06     4,000,000     3,994,489
      Chevron Texaco Corp.                                       4.960      07/03/06     2,000,000     1,999,449
                                                                                                    ------------
                                                                                                       5,993,938
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
SHORT-TERM NOTES (100.5%) (continued)
  COMMERCIAL PAPER (61.3%) (continued)
    Pipelines (2.8%)
      Colonial Pipeline Co.                                      5.270%     07/12/06    $3,092,000  $  3,087,021
      Colonial Pipeline Co.                                      5.240      07/11/06     3,000,000     2,995,633
                                                                                                    ------------
                                                                                                       6,082,654
                                                                                                    ------------
    Retail (2.8%)
      Wal-Mart                                                   5.200      08/08/06     1,800,000     1,790,120
      Wal-Mart                                                   4.940      07/06/06     4,285,000     4,282,060
                                                                                                    ------------
                                                                                                       6,072,180
                                                                                                    ------------
    Transport Services (2.7%)
      United Parcel Services, Inc.                               4.920      07/25/06     4,600,000     4,584,912
      United Parcel Services, Inc.                               4.920      07/13/06     1,400,000     1,397,704
                                                                                                    ------------
                                                                                                       5,982,616
                                                                                                    ------------
  VARIABLE RATE DEMAND NOTES (4.1%)**
      Chatham Capital Corp.(backed by 5/3rd Bank LOC)            5.374      11/01/28     1,000,000     1,000,000
      Community Housing Development
        (backed by Wells Fargo Bank LOC)                         5.445      08/01/24       920,000       920,000
      Connecticut Water (backed by Citizen Bank of RI LOC)       5.293      01/04/29     1,500,000     1,500,000
      PCP Investors LLC (backed by Wells Fargo Bank LOC)         5.445      12/01/24       925,000       925,000
      Pineview (backed by 5/3rd Bank LOC)                        5.374      01/01/23       400,000       400,000
      Rockwood Quarry LLC (backed by 5/3rd Bank LOC)             5.300      12/01/22     4,400,000     4,400,000
                                                                                                    ------------
                                                                                                       9,145,000
                                                                                                    ------------
  CORPORATE BONDS (2.4%)
    Medical - Drugs ( 2.4%)
      Abbott Laboratories                                        5.625      07/01/06     1,825,000     1,825,000
      Merck & Co. Inc.                                           5.250      07/01/06     3,500,000     3,500,000
                                                                                                    ------------
                                                                                                       5,325,000
                                                                                                    ------------
  CORPORATE FLOATERS (3.6%)
      National City Bank                                         5.322      07/26/06     3,160,000     3,160,078
      National City Bank of Cleveland                            5.228      09/01/06     2,800,000     2,800,065
      Wells Fargo & Co.                                          5.000      09/15/06     2,000,000     2,000,513
                                                                                                    ------------
                                                                                                       7,960,656
                                                                                                    ------------

        Total short-term notes (cost: $221,657,886)                                                  221,657,886
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                       Description                                Shares          Value
-------------------------------------------------------------   ----------     ------------
MONEY MARKET MUTUAL FUNDS (1.6%)
      Dreyfus Masternote Account                                   110,040     $    110,040
      Federated Investors Prime Obligation Fund                  2,073,148        2,073,148
      Wells Fargo Cash Invest MM-I                               1,300,000        1,300,000
                                                                               ------------

        Total money market mutual funds (cost: $3,483,188)                        3,483,188
                                                                               ------------
CASH AND CASH EQUIVALENTS (0.1%)
      BONY Cash Reserve (cost: $101,057)                           101,057          101,057
                                                                               ------------
TOTAL INVESTMENTS (102.2%) (COST: $225,242,131)                                 225,242,131
LIABILITIES IN EXCESS OF OTHER ASSETS (2.2%)                                     (4,762,239)
                                                                               ------------
NET ASSETS (100.0%)                                                            $220,479,892
                                                                               ============

**Variable rate investment. The rate shown represents the rate in effect at June 30, 2006. The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

The interest rate for short-term notes reflects the yields for those securities.

Cost represents amortized cost.

Percentages shown are based on net assets.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

               Industry                       % of Total Net Assets
--------------------------------------        ---------------------
Commercial Paper                                       61.3%
U.S. Government & Agency Obligations                   29.1
Variable Rate Demand Notes                              4.1
Corporate Floaters                                      3.6
Corporate Bonds                                         2.4
Money Market Mutual Funds                               1.6
Cash and Cash Equivalents                               0.1
                                                      -----
                                                      102.2
Liabilities in Excess of Other Assets                  (2.2)
                                                      -----

TOTAL INVESTMENTS                                     100.0%
                                                      =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date          Amount       Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
LONG-TERM NOTES AND BONDS (94.4%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (14.0%)
      FHLB                                                       5.750%     05/15/12    $  700,000  $    709,715
      FHLMC 3/5/2019 Series                                      5.200      03/05/19       700,000       656,667
      Housing Urban Development                                  4.850      08/01/11       900,000       874,381
      Housing Urban Development                                  5.670      08/01/16       800,000       790,927
      Tennessee Valley Authority                                 6.250      12/15/17       900,000       950,531
      U.S. Treasury Bonds                                        6.250      08/15/23       300,000       330,867
      U.S. Treasury Bonds                                        5.375      02/15/31       900,000       915,539
      U.S. Treasury Notes                                        3.375      02/15/08     1,500,000     1,457,930
      U.S. Treasury Notes                                        4.875      04/30/08     1,000,000       994,570
      U.S. Treasury Notes                                        5.000      08/15/11       950,000       947,142
      U.S. Treasury Notes                                        4.875      02/15/12     2,800,000     2,769,374
      U.S. Treasury Notes                                        4.375      08/15/12     1,450,000     1,394,832
      U.S. Treasury Notes                                        4.000      11/15/12     4,350,000     4,088,660
      U.S. Treasury Notes                                        3.875      02/15/13     1,100,000     1,023,945
      U.S. Treasury Notes                                        4.250      11/15/14       150,000       141,070
                                                                                                    ------------
                                                                                                      18,046,150
                                                                                                    ------------
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (48.3%)
      Atlantic City Electric Transition Funding LLC 2002-1 A3    4.910      07/20/17     1,000,000       956,993
      Centerpoint Energy                                         4.970      08/01/14       600,000       586,098
      FHLMC Gold Pool #G02060                                    6.500      01/01/36     2,200,964     2,214,332
      FHLMC Gold Pool #J01380                                    5.500      03/01/21     2,961,983     2,905,615
      FHLMC Gold Pool #J05930                                    5.500      03/01/21     2,912,609     2,857,181
      FHLMC Gold Pool #G08016                                    6.000      10/01/34     2,657,547     2,621,885
      FHLMC Gold Pool #A45624                                    5.500      06/01/35        59,991        57,658
      FHLMC Gold Pool #A40159                                    5.500      11/01/35        54,640        52,516
      FHLMC Gold Pool #A40754                                    6.500      12/01/35       766,498       771,154
      FHLMC Gold Pool #A48197                                    6.500      01/01/36     1,472,086     1,480,873
      FHLMC Gold Pool #A42109                                    6.500      01/01/36     2,865,779     2,883,185
      FHLMC Gold Pool #A43870                                    6.500      03/01/36     1,995,093     2,007,001
      FHLMC Gold Pool #A41968                                    5.500      01/01/36       569,530       547,384
      FHLMC Gold Pool #A11823                                    5.000      08/01/33       117,622       110,413
      FHLMC Gold Pool #A16641                                    5.500      12/01/33       269,013       259,608
      FHLMC Gold Pool #A49346                                    6.500      05/01/36       275,964       277,611
      FHLMC Gold Pool #A49346                                    6.500      06/01/36     1,999,702     2,011,638
      FHLMC Gold Pool #B12969                                    4.500      03/01/19       282,076       266,888
      FHLMC Gold Pool #B19462                                    5.000      07/01/20     1,150,215     1,107,770
      FHLMC Gold Pool #C01086                                    7.500      11/01/30        89,005        92,169
      FHLMC Gold Pool #C01271                                    6.500      12/01/31       138,318       139,709
      FHLMC Gold Pool #C01302                                    6.500      11/01/31        46,177        46,642
      FHLMC Gold Pool #C01676                                    6.000      11/01/33     6,236,542     6,159,129
      FHLMC Gold Pool #C14364                                    6.500      09/01/28        65,912        66,646
      FHLMC Gold Pool #C14872                                    6.500      09/01/28         6,710         6,785
      FHLMC Gold Pool #C20300                                    6.500      01/01/29        49,176        49,723
      FHLMC Gold Pool #C28221                                    6.500      06/01/29        19,222        19,439
      FHLMC Gold Pool #C35377                                    7.000      01/01/30        10,040        10,286
      FHLMC Gold Pool #C41636                                    8.000      08/01/30         9,313         9,826
      FHLMC Gold Pool #C56017                                    6.500      03/01/31       500,299       505,294
      FHLMC Gold Pool #C61802                                    5.500      12/01/31       759,668       733,195

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date          Amount       Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
LONG-TERM NOTES AND BONDS (94.4%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (48.3%) (continued)
      FHLMC Gold Pool #C64936                                    6.500%     03/01/32    $   72,543  $     73,248
      FHLMC Gold Pool #C65674                                    7.000      03/01/32        61,186        62,703
      FHLMC Gold Pool #C68790                                    6.500      07/01/32       379,010       382,691
      FHLMC Gold Pool #C74741                                    6.000      12/01/32       300,485       297,057
      FHLMC Gold Pool #C79460                                    5.500      05/01/33       310,527       299,672
      FHLMC Gold Pool #C79886                                    6.000      05/01/33       771,501       762,166
      FHLMC Gold Pool #E00543                                    6.000      04/01/13        52,250        52,283
      FHLMC Gold Pool #E00565                                    6.000      08/01/13        39,959        39,984
      FHLMC Gold Pool #E00957                                    6.000      02/01/16        73,494        73,639
      FHLMC Gold Pool #E01007                                    6.000      08/01/16        50,889        50,999
      FHLMC Gold Pool #E01085                                    5.500      12/01/16        99,542        97,849
      FHLMC Gold Pool #E01136                                    5.500      03/01/17       255,621       251,326
      FHLMC Gold Pool #E01216                                    5.500      10/01/17       240,484       236,444
      FHLMC Gold Pool #E01378                                    5.000      05/01/18       489,180       472,093
      FHLMC Gold Pool #E71048                                    6.000      07/01/13         2,098         2,099
      FHLMC Gold Pool #E72468                                    5.500      10/01/13        32,031        31,482
      FHLMC Gold Pool #E74118                                    5.500      01/01/14       119,688       117,596
      FHLMC Gold Pool #E77035                                    6.500      05/01/14        71,556        72,406
      FHLMC Gold Pool #E77962                                    6.500      07/01/14        77,682        78,604
      FHLMC Gold Pool #E78727                                    6.500      10/01/14         2,292         2,319
      FHLMC Gold Pool #E82543                                    6.500      03/01/16        67,151        67,985
      FHLMC Gold Pool #E85127                                    6.000      08/01/16        42,674        42,766
      FHLMC Gold Pool #E85353                                    6.000      09/01/16       106,314       106,542
      FHLMC Gold Pool #E89823                                    5.500      05/01/17       314,646       309,360
      FHLMC Gold Pool #E90912                                    5.500      08/01/17        82,003        80,625
      FHLMC Gold Pool #E91139                                    5.500      09/01/17       424,319       417,189
      FHLMC Gold Pool #E91646                                    5.500      10/01/17       649,398       638,486
      FHLMC Gold Pool #E92047                                    5.500      10/01/17       383,455       377,012
      FHLMC Gold Pool #E92196                                    5.500      11/01/17        58,954        57,963
      FHLMC Gold Pool #E95159                                    5.500      03/01/18       497,712       489,118
      FHLMC Gold Pool #E95734                                    5.000      03/01/18     2,079,361     2,006,731
      FHLMC Gold Pool #G01091                                    7.000      12/01/29        55,227        56,585
      FHLMC Gold Pool #G10817                                    6.000      06/01/13        52,317        52,350
      FHLMC Gold Pool #G11753                                    5.000      08/01/20       899,162       865,981
      FHLMC Gold Pool# A44969                                    6.500      04/01/36     1,572,444     1,581,829
      FHLMC Series 2424 Class OG CMO                             6.000      03/15/17     1,500,000     1,510,044
      FHLMC Series 2835 Class MD CMO                             4.500      08/15/19       850,000       767,333
      FHLMC Series 2947 Class VA CMO                             5.000      03/15/16       797,828       774,197
      FHLMC Series 3020 Class VA CMO                             5.500      11/15/14     1,857,776     1,840,300
      FNCL Pool #357637                                          6.000      11/01/34     2,970,135     2,930,153
      FNMA CMO 2002-86 KM CMO                                    5.000      12/25/17     2,150,000     2,046,740
      FNMA Pool #253798                                          6.000      05/01/16         3,272         3,285
      FNMA Pool #356565                                          5.500      09/01/17     1,901,162     1,870,291
      FNMA Pool #545929                                          6.500      08/01/32       242,805       245,024
      FNMA Pool #555591                                          5.500      07/01/33       816,769       788,192
      FNMA Pool #572020                                          6.000      04/01/16        50,842        51,042
      FNMA Pool #578974                                          6.000      05/01/16       120,408       120,857
      FNMA Pool #579170                                          6.000      04/01/16        42,666        42,834
      FNMA Pool #584953                                          7.500      06/01/31        46,471        48,081

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date          Amount       Value
----------------------------------------------------------   ----------  -----------    ----------  ------------
LONG-TERM NOTES AND BONDS (94.4%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (48.3%) (continued)
      FNMA Pool #585097                                          6.000%     05/01/16    $  182,677  $    183,397
      FNMA Pool #651220                                          6.500      07/01/32       252,456       254,763
      FNMA Pool #781776                                          6.000      10/01/34       324,448       320,081
      GNMA CMO 2002-88 GW                                        5.500      09/20/19     1,000,000       953,887
      GNMA CMO 2003-12 PA                                        3.750      11/16/25        25,500        25,445
      GNMA Pool #415539                                          8.000      07/15/27        20,754        22,046
      GNMA Pool #424739                                          7.500      05/15/26        34,802        36,458
      GNMA Pool #443216                                          8.000      07/15/27        30,331        32,219
      GNMA Pool #452827                                          7.500      02/15/28        29,746        31,135
      GNMA Pool #457453                                          7.500      10/15/27        14,550        15,248
      GNMA Pool #479743                                          7.500      11/15/30        33,651        35,190
      GNMA Pool #511723                                          7.500      10/15/30        61,541        64,356
      GNMA Pool #511778                                          7.500      11/15/30       112,806       117,967
      GNMA Pool #529534                                          8.000      08/15/30         9,412         9,996
      GNMA Pool #540356                                          7.000      05/15/31       103,191       106,498
      GNMA Pool #542083                                          7.000      01/15/31        21,405        22,091
      GNMA Pool #552466                                          6.500      03/15/32       147,571       149,585
      GNMA Pool #570323                                          6.000      02/15/32        36,961        36,731
      GNMA Pool #574395                                          6.000      01/15/32     1,070,480     1,063,811
      GNMA Pool #577653                                          6.000      08/15/32       121,329       120,573
      GNMA Pool #585467                                          6.000      08/15/32       300,825       298,950
      GNMA Pool #591025                                          6.500      10/15/32       283,155       287,018
      Small Business Administration Agency, Ser. 2006-10A        5.524      03/10/16     1,000,000       977,432
      Small Business Administration Participation Certificates,
        Ser. 2006-20C                                            5.570      03/01/26     1,000,000       982,902
      Vende Mortgage Trust 2001-3J                               6.500      05/15/08       426,086       427,741
                                                                                                    ------------
                                                                                                      62,035,721
                                                                                                    ------------
  CORPORATE OBLIGATIONS (32.1%)
    Airlines (0.5%)
      Continental Airlines, Inc.                                 6.545      08/02/20       642,308       636,120
                                                                                                    ------------
    Auto Rental (0.6%)
      ERAC USA Finance Co. Series 144A                           5.600      05/01/15       800,000       760,626
                                                                                                    ------------
    Automotive (0.0%)
      Daimler Chrysler North America Holdings                    7.750      01/18/11        37,000        39,056
                                                                                                    ------------
    Automotive Components (0.5%)
      Johnson Controls, Inc.                                     5.250      01/15/11       600,000       584,697
                                                                                                    ------------
    Brewery (1.0%)
      FBG Finance Ltd.                                           5.875      06/15/35       700,000       612,226
      Sabmiller Plc Series 144A                                  6.500      07/01/16       650,000       655,224
                                                                                                    ------------
                                                                                                       1,267,450
                                                                                                    ------------
    Cellular Telecom (0.5%)
      Vodafone Group PLC                                         5.500      06/15/11       600,000       586,059
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount        Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
LONG-TERM NOTES AND BONDS (94.4%) (continued)
  CORPORATE OBLIGATIONS (32.1%) (continued)
    Chemicals (1.3%)
      Chemtura Corp.                                             6.875%     06/01/16    $  300,000  $    289,875
      Cytec Industries, Inc.                                     6.000      10/01/15       700,000       664,724
      E.I. Du Pont De Nemours & Co.                              6.875      10/15/09        37,000        38,352
      Praxair, Inc.                                              6.625      10/15/07       700,000       707,791
                                                                                                    ------------
                                                                                                       1,700,742
                                                                                                    ------------
    Commercial Banks (1.2%)
      Bank of America Corp.                                      7.400      01/15/11        37,000        39,369
      Bank One Corp.                                             7.875      08/01/10        37,000        39,813
      Bank One NA Illinois                                       5.500      03/26/07       800,000       798,945
      First Union National Bank                                  7.800      08/18/10        37,000        39,599
      State Street Bank & Trust                                  5.300      01/15/16       600,000       573,695
      US Bank North America                                      6.375      08/01/11        37,000        38,079
                                                                                                    ------------
                                                                                                       1,529,500
                                                                                                    ------------
    Commercial Services & Supplies (0.9%)
      Waste Management, Inc.                                     6.875      05/15/09     1,100,000     1,130,993
                                                                                                    ------------
    Computer - Software (0.5%)
      Computer Associates, Inc. Series 144A                      5.625      12/01/14       700,000       635,056
                                                                                                    ------------
    Consumer Products (0.6%)
      Unilever Capital Corp.                                     7.125      11/01/10       737,000       773,815
                                                                                                    ------------
    E&P Services (0.6%)
      Seacor Holdings Inc.                                       5.875      10/01/12       805,000       774,462
                                                                                                    ------------
    Electric Utility (2.8%)
      Arizona Public Service Co.                                 6.375      10/15/11       600,000       604,324
      Centerpoint Energy                                         6.500      02/01/08     1,000,000     1,008,322
      Entergy Gulf States, Inc.                                  4.875      11/01/11       650,000       608,343
      NiSource Finance Corp.                                     7.875      11/15/10        37,000        39,584
      Pacific Gas & Electric                                     4.200      03/01/11       700,000       654,580
      Potomac Edison Co. Series 144A                             5.350      11/15/14       700,000       668,651
                                                                                                    ------------
                                                                                                       3,583,804
                                                                                                    ------------
    Electronic Equipment & Instruments (0.6%)
      Arrow Electronics, Inc.                                    6.875      07/01/13       700,000       715,721
                                                                                                    ------------
    Finance Companies/Brokers (1.7%)
      CIT Group, Inc.                                            5.500      11/30/07       700,000       697,686
      Ford Motor Credit Corp.                                    7.000      10/01/13       800,000       688,510
      General Electric Capital Corp.                             7.375      01/19/10        37,000        38,878
      Goldman Sachs Group, Inc.                                  6.875      01/15/11        37,000        38,446
      HSBC Finance Corp.                                         6.750      05/15/11        37,000        38,382
      JP Morgan Chase & Co.                                      6.750      02/01/11        37,000        38,457

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount        Value
----------------------------------------------------------   ----------  -----------    ----------  ------------
LONG-TERM NOTES AND BONDS (94.4%) (continued)
  CORPORATE OBLIGATIONS (32.1%) (continued)
      Merrill Lynch & Co.                                        6.000%     02/17/09    $   37,000  $     37,246
      SLM Corp.                                                  4.500      07/26/10       700,000       667,369
                                                                                                    ------------
                                                                                                       2,244,974
                                                                                                    ------------
    Food Products (0.7%)
      ConAgra Foods, Inc.                                        6.750      09/15/11       800,000       824,614
      Kellogg Company                                            6.600      04/01/11        37,000        38,222
                                                                                                    ------------
                                                                                                         862,836
                                                                                                    ------------
    Gas Distribution (0.4%)
      Atmos Energy Corp.                                         4.950      10/15/14       600,000       546,914
                                                                                                    ------------
    Health Care Providers & Services (1.6%)
      Beckman Coulter, Inc.                                      7.450      03/04/08       500,000       511,938
      HCA, Inc.                                                  6.950      05/01/12       900,000       878,516
      United Healthcare Group                                    5.250      03/15/11       650,000       632,830
                                                                                                    ------------
                                                                                                       2,023,284
                                                                                                    ------------
    Healthcare Equipment & Supplies (0.8%)
      Hospira, Inc.                                              5.900      06/15/14     1,000,000       980,187
                                                                                                    ------------
    Independent Energy (2.4%)
      Chesapeake Energy Corp.                                    7.750      01/15/15       650,000       651,625
      Kerr-Mcgee Corp.                                           7.125      10/15/27       700,000       713,479
      Pioneer Natural Resource                                   7.200      01/15/28       600,000       562,776
      Southwestern Energy Co.                                    7.125      10/10/17       500,000       503,950
      Union Pacific Resources                                    7.050      05/15/18       600,000       623,902
                                                                                                    ------------
                                                                                                       3,055,732
                                                                                                    ------------
    Insurance (2.1%)
      Allstate Life Global Funding                               4.250      02/26/10       700,000       668,002
      Metropolitan Life Global Funding Series 144A               4.625      08/19/10       800,000       766,480
      Nationwide Financial Services                              6.250      11/15/11       700,000       711,162
      TIAA Global Markets Inc. Series 144A                       4.875      01/12/11       600,000       579,937
                                                                                                    ------------
                                                                                                       2,725,581
                                                                                                    ------------
    Integrated Energy (0.0%)
      Conocophilips Company                                      8.750      05/25/10        37,000        40,891
                                                                                                    ------------

    Media (2.0%)
      AOL Time Warner, Inc.                                      6.750      04/15/11        37,000        37,933
      AOL Time Warner, Inc.                                      7.625      04/15/31       900,000       969,053
      Comcast Corp.                                              6.500      01/15/15       800,000       806,270
      Cox Enterprises, Inc. Series 144A                          8.000      02/15/07       700,000       705,858
      Viacom, Inc.                                               6.625      05/15/11        37,000        37,974
                                                                                                    ------------
                                                                                                       2,557,088
                                                                                                    ------------
    Medical Laboratories (0.4%)
      Laboratory Corp. of America                                5.625      12/15/15       600,000       573,943
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------    ----------  ------------
LONG-TERM NOTES AND BONDS (94.4%) (continued)
  CORPORATE OBLIGATIONS (32.1%) (continued)
    Metal-Aluminum (0.0%)
      Alcoa, Inc.                                                6.500%     06/01/11    $   37,000  $     38,105
                                                                                                    ------------
    Paper and Forest Products (1.8%)
      Abitibi-Consolidated, Inc.                                 8.850      08/01/30       800,000       676,000
      Stora Enso OYJ                                             6.404      04/15/16       693,000       671,672
      Weyerhaeuser Co.                                           7.375      03/15/32       900,000       911,178
                                                                                                    ------------
                                                                                                       2,258,850
                                                                                                    ------------
    Pharmaceuticals (0.5%)
      Amerisourcebergen Corp. Series 144A                        5.625      09/15/12       700,000       668,500
                                                                                                    ------------
    Pipelines (3.2%)
      El Paso Natural Gas Series 144A                            7.625      08/01/10       700,000       712,250
      Energy Transfer Partners                                   5.650      08/01/12       600,000       579,032
      Enterprise Products Operations Series B                    6.875      03/01/33       650,000       635,565
      Gulfstream Natural Gas Series 144A                         5.560      11/01/15       700,000       672,930
      Magellan Midstream Partners                                5.650      10/15/16       800,000       756,964
      Transcont Gas Pipe Corp.                                   8.875      07/15/12       650,000       716,626
                                                                                                    ------------
                                                                                                       4,073,367
                                                                                                    ------------
    Real Estate (0.5%)
      Simon Property Group LP Series 144A                        3.750      01/30/09       700,000       665,876
                                                                                                    ------------
    Retail (0.0%)
      Wal-Mart                                                   6.875      08/10/09        37,000        38,316
                                                                                                    ------------
    Telecommunication Services (1.9%)
      AT&T Wireless Services, Inc.                               7.875      03/01/11        37,000        39,854
      AT&T Wireless Services, Inc.                               6.250      03/15/11        37,000        37,384
      British Telecom Plc                                        8.375      12/15/10        37,000        40,621
      Deutsche Telekom International                             8.000      06/15/10        37,000        39,722
      France Telecom                                             7.750      03/01/11        37,000        39,746
      Sprint Capital Corp.                                       7.625      01/30/11        37,000        39,384
      Sprint Capital Corp.                                       8.750      03/15/32       800,000       964,721
      Telefonica Emisiones Sau                                   6.421      06/20/16       650,000       648,651
      Verizon Global Funding Corp.                               7.250      12/01/10        37,000        38,749
      Verizon Communications                                     6.940      04/15/28       600,000       586,169
                                                                                                    ------------
                                                                                                       2,475,001
                                                                                                    ------------
    Miscellaneous (0.5%)
      Inter-American Development Bank                            7.375      01/15/10        37,000        39,314
      Morgan Stanley Tracers Variable Series 144A                5.668      03/01/07       566,681       566,930
      Quebec Province                                            6.125      01/22/11        37,000        37,754
                                                                                                    ------------
                                                                                                         643,998
                                                                                                    ------------
        Total long-term notes and bonds (cost: $125,022,372)                                         121,273,415
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
SHORT-TERM NOTES AND BONDS (3.0%)
  CORPORATE OBLIGATIONS (2.0%)
    Beverages (0.6%)
      Bottling Group LLC                                         2.450%     10/16/06    $  800,000  $    793,254
                                                                                                    ------------
    Auto Components (0.4%)
      Johnson Controls, Inc.                                     5.000      11/15/06       500,000       498,275
                                                                                                    ------------
    Insurance (0.5%)
      Protective Life US Funding Series 144 A                    5.875      08/15/06       700,000       700,221
                                                                                                    ------------
    Media (0.5%)
      Reed Elsevier Capital                                      6.125      08/01/06       600,000       600,193
                                                                                                    ------------

        Total corporate obligations (cost: $2,601,030)                                                 2,591,943
                                                                                                    ------------
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.0%)
      FHLB                                                       5.207      07/21/06     1,000,000       999,954
      U.S. Treasury Notes                                        7.000      07/15/06       275,000       275,108
                                                                                                    ------------
                                                                                                       1,275,062
                                                                                                    ------------

        Total short-term notes and bonds (cost: $3,876,509)                                            3,867,005
                                                                                                    ------------

                                                                                         Shares
                                                                                      ------------
MONEY MARKET MUTUAL FUNDS (1.8%)
      Federated Investors Prime Obligation Fund                                          1,149,206     1,149,206
      Goldman Sachs Financial Square Fund                                                1,165,000     1,165,000
                                                                                                    ------------

        Total money market mutual funds (cost: $2,314,206)                                             2,314,206
                                                                                                    ------------
MUTUAL FUNDS (0.3%)
      Federated High Yield Bond Fund                                                        17,566       103,113
      Loomis Sayles Global Bond Fund                                                        13,158       198,685
      Neuberger Berman High Income Bond Fund                                                10,989        97,146
                                                                                                    ------------

        Total mutual funds (cost: $408,806)                                                              398,944
                                                                                                    ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $51,357)                                                     51,357        51,357
                                                                                                    ------------

TOTAL INVESTMENT (99.5%) (COST: $131,673,250)                                                        127,904,927

OTHER ASSETS LESS LIABILITIES (0.5%)                                                                     653,116
                                                                                                    ------------

NET ASSETS (100%)                                                                                   $128,558,043
                                                                                                    ============

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

               Industry                       % of Total Net Assets
--------------------------------------        ---------------------
Mortgage-Backed and Asset-Backed Securities            48.3%
Corporate Obligations                                  34.1
U.S. Government & Agency Obligations                   15.0
Money Market Mutual Funds                               1.8
Mutual Funds                                            0.3
Cash and Cash Equivalents                                 -
                                                      -----
                                                       99.5
Other Assets Less Liabilities                           0.5
                                                      -----

TOTAL INVESTMENTS                                     100.0%
                                                      =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

        Description                                        Shares       Value
---------------------------                               --------  ------------
COMMON STOCKS (59.8%)
  Aerospace & Defense (1.8%)
    General Dynamics Corp.                                  19,000  $  1,243,740
    Precision Castparts Corp.                               59,800     3,573,648
                                                                    ------------
                                                                       4,817,388
                                                                    ------------
  Apparel (4.6%)
    Columbia Sportswear Co.*                                75,100     3,399,026
    Kellwood Co.                                            98,600     2,886,022
    Liz Claiborne, Inc.                                     73,800     2,735,028
    Wolverine World Wide, Inc.                             147,750     3,447,008
                                                                    ------------
                                                                      12,467,084
                                                                    ------------
  Automotive (1.5%)
    Harley-Davidson, Inc.                                   71,900     3,946,591
                                                                    ------------
  Automotive Components (1.3%)
    Magna International, Inc.                               47,900     3,447,363
                                                                    ------------
  Chemicals (0.9%)
    Dow Chemical Co.                                        59,300     2,314,479
                                                                    ------------
  Computer Hardware & Software (4.4%)
    Autodesk, Inc.*                                        101,600     3,501,136
    Cisco Systems, Inc.*                                   182,100     3,556,413
    Dell Inc.*                                              57,000     1,391,370
    Hewlett-Packard Co.                                    110,867     3,512,267
                                                                    ------------
                                                                      11,961,186
                                                                    ------------
  Consumer Products (0.3%)
    Helen of Troy, Ltd.*                                    42,200       776,480
                                                                    ------------
  Diversified Financial Services (7.2%)
    Aegon NV                                               250,786     4,280,916
    Citigroup, Inc.                                         58,928     2,842,687
    Federated Investors, Inc.                              117,800     3,710,700
    Investment Technology Group, Inc.*                      83,000     4,221,379
    JP Morgan Chase & Co.                                   51,240     2,152,080
    Washington Mutual, Inc.                                 48,627     2,216,419
                                                                    ------------
                                                                      19,424,181
                                                                    ------------
  Diversified Manufacturing (5.2%)
    Carlisle Cos., Inc.                                     69,200     5,487,559
    Crane Co.                                              107,500     4,472,000
    Trinity Industries, Inc.                               100,725     4,069,290
                                                                    ------------
                                                                      14,028,849
                                                                    ------------
  Electrical Equipment (3.0%)
    American Power Conversion                              175,700     3,424,393
    Baldor Electric Co.                                    148,000     4,630,920
                                                                    ------------
                                                                       8,055,313
                                                                    ------------
  Food & Beverage (1.4%)
    The Coca-Cola Co.                                       85,200     3,665,304
                                                                    ------------
  Health Care (2.3%)
    McKesson Corp.                                          56,100     2,652,408
    Merck & Co., Inc.                                       19,900       724,957
    Pfizer, Inc.                                           118,100     2,771,807
                                                                    ------------
                                                                       6,149,172
                                                                    ------------
  Health Care Products and Services (0.4%)
    Johnson & Johnson                                       17,200     1,030,624
                                                                    ------------
  Home Furnishings (1.6%)
    Furniture Brands
    International, Inc.                                     98,650     2,055,866
    La-Z-Boy, Inc.                                         165,050     2,310,700
                                                                    ------------
                                                                       4,366,566
                                                                    ------------
  Industrial Conglomerates (1.3%)
    General Electric Co.                                   108,200     3,566,272
                                                                    ------------
  Metals & Mining (1.6%)
    Alcoa, Inc.                                            132,500     4,287,700
                                                                    ------------
  Oil & Oil Services (5.2%)
    Royal Dutch Petroleum Co.                               67,850     4,544,593
    Tidewater, Inc.                                         79,550     3,913,860
    Valero Energy Corp.                                     82,000     5,454,640
                                                                    ------------
                                                                      13,913,093
                                                                    ------------
  Paper and Forest Products (1.0%)
    Wausau Paper Corp.                                     208,200     2,592,090
                                                                    ------------
  Recreation (2.6%)
    Brunswick Corp.                                        115,700     3,847,025
    Mattel, Inc.                                           187,300     3,092,323
                                                                    ------------
                                                                       6,939,348
                                                                    ------------
  Restaurants (0.6%)
    OSI Restaurant Partners, Inc.                           46,100     1,595,060
                                                                    ------------
  Retail (2.2%)
    BJ's Wholesale Club, Inc.*                              90,800     2,574,180
    Home Depot, Inc.                                        93,200     3,335,628
                                                                    ------------
                                                                       5,909,808
                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

        Description                                        Shares       Value
---------------------------                               --------  ------------
COMMON STOCKS (59.8%) (continued)
  Semiconductors (2.4%)
    Intel Corp.                                            156,500  $  2,965,675
    Texas Instruments, Inc.                                113,300     3,431,857
                                                                    ------------
                                                                       6,397,532
                                                                    ------------
  Telecommunication Services (3.7%)
    Nokia Corp. ADR                                        268,300     5,435,758
    Telefonos de Mexico, Class L ADR                       213,700     4,451,371
                                                                    ------------
                                                                       9,887,129
                                                                    ------------
  Transportation (3.3%)
    Norfolk Southern Corp.                                  95,400     5,077,188
    Werner Enterprises, Inc.                               188,400     3,818,869
                                                                    ------------
                                                                       8,896,057
                                                                    ------------

      Total common stocks (cost: $123,264,681)                       160,434,669
                                                                    ------------

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------    ----------  ------------
LONG-TERM NOTES AND BONDS (24.9%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (5.0%)
      FHLMC 3/5/2019 Series                                      5.200%     03/05/19    $  300,000  $    281,429
      Housing Urban Development                                  4.850      08/01/11       100,000        97,153
      Housing Urban Development                                  5.670      08/01/16       200,000       197,732
      Tennessee Valley Authority                                 6.250      12/15/17       100,000       105,615
      U.S. Treasury Bonds                                        9.125      05/15/18       200,000       267,828
      U.S. Treasury Bonds                                        6.250      08/15/23       700,000       772,024
      U.S. Treasury Bonds                                        6.250      05/15/30       225,000       254,848
      U.S. Treasury Bonds                                        5.375      02/15/31       400,000       406,906
      U.S. Treasury Notes                                        4.875      04/30/08     1,000,000       994,570
      U.S. Treasury Notes                                        3.875      05/15/09     2,300,000     2,223,364
      U.S. Treasury Notes                                        6.000      08/15/09       300,000       307,488
      U.S. Treasury Notes                                        5.000      02/15/11       200,000       199,508
      U.S. Treasury Notes                                        4.875      02/15/12       800,000       791,250
      U.S. Treasury Notes                                        4.375      08/15/12     2,650,000     2,549,174
      U.S. Treasury Notes                                        3.875      02/15/13     1,800,000     1,675,546
      U.S. Treasury Notes                                        4.250      11/15/14     1,750,000     1,645,821
      U.S. Treasury Notes                                        3.375      02/15/08       700,000       680,367
                                                                                                    ------------
                                                                                                      13,450,623
                                                                                                    ------------
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (11.9%)
      Centerpoint Energy                                         4.970      08/01/14       400,000       390,732
      FHLMC Gold Pool #G02060                                    6.500      01/01/36     1,320,578     1,328,599
      FHLMC Gold Pool #J01380                                    5.500      03/01/21     1,480,991     1,452,808
      FHLMC Gold Pool #J05930                                    5.500      03/01/21     1,462,467     1,434,636
      FHLMC Gold Pool #C20853                                    6.000      01/01/29       695,408       687,956
      FHLMC Gold Pool #G01477                                    6.000      12/01/32       747,718       738,588
      FHLMC Gold Pool #G01727                                    6.000      08/01/34     1,712,812     1,691,551

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
LONG-TERM NOTES AND BONDS (24.9%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (11.9%) (continued)
      FHLMC Gold Pool #G08016                                    6.000%     10/01/34    $1,328,774  $  1,310,943
      FHLMC Gold Pool #G08087                                    6.000      10/01/35       340,431       335,391
      FHLMC Gold Pool #A42106                                    6.500      01/01/36       972,326       978,129
      FHLMC Gold Pool #A48197                                    6.500      01/01/36     2,906,231     2,923,882
      FHLMC Gold Pool #B18146                                    5.000      04/01/20       878,394       845,705
      FHLMC Gold Pool #B18179                                    5.000      04/01/20     1,825,222     1,757,867
      FHLMC Gold Pool #A41968                                    5.500      01/01/36       293,614       282,197
      FHLMC Gold Pool #A11823                                    5.000      08/01/33       534,812       502,036
      FHLMC Gold Pool #A16641                                    5.500      12/01/33       807,038       778,824
      FHLMC Gold Pool #A49346                                    6.500      05/01/36       798,848       803,616
      FHLMC Gold Pool #A49346                                    6.500      06/01/36       499,639       502,622
      FHLMC Gold Pool #B12969                                    4.500      03/01/19       846,228       800,664
      FHLMC Gold Pool #B19462                                    5.000      07/01/20       575,108       553,885
      FHLMC Gold Pool #C01086                                    7.500      11/01/30        19,349        20,037
      FHLMC Gold Pool #C01271                                    6.500      12/01/31        57,633        58,212
      FHLMC Gold Pool #C01302                                    6.500      11/01/31        27,163        27,436
      FHLMC Gold Pool #C01676                                    6.000      11/01/33     1,128,851     1,114,839
      FHLMC Gold Pool #C14872                                    6.500      09/01/28        25,116        25,395
      FHLMC Gold Pool #C56017                                    6.500      03/01/31       400,361       404,358
      FHLMC Gold Pool #C61802                                    5.500      12/01/31       180,507       174,217
      FHLMC Gold Pool #C65255                                    6.500      03/01/32        28,093        28,366
      FHLMC Gold Pool #C65674                                    7.000      03/01/32        15,297        15,676
      FHLMC Gold Pool #C67071                                    6.500      05/01/32        67,333        68,074
      FHLMC Gold Pool #C68790                                    6.500      07/01/32       126,337       127,564
      FHLMC Gold Pool #C74741                                    6.000      12/01/32        88,378        87,370
      FHLMC Gold Pool #C79886                                    6.000      05/01/33       223,984       221,274
      FHLMC Gold Pool #E00543                                    6.000      04/01/13        35,144        35,166
      FHLMC Gold Pool #E00878                                    6.500      07/01/15        23,871        24,165
      FHLMC Gold Pool #E01007                                    6.000      08/01/16        50,889        50,999
      FHLMC Gold Pool #E77962                                    6.500      07/01/14        29,131        29,477
      FHLMC Gold Pool #E85127                                    6.000      08/01/16        24,385        24,438
      FHLMC Gold Pool #E85353                                    6.000      09/01/16       106,314       106,542
      FHLMC Gold Pool #E95159                                    5.500      03/01/18       186,642       183,419
      FHLMC Gold Pool #E95734                                    5.000      03/01/18       811,458       783,115
      FHLMC Gold Pool #G11753                                    5.000      08/01/20       899,162       865,981
      FHLMC Pool #A14499                                         6.000      10/01/33       205,160       202,678
      FHLMC Series 2424 Class OG CMO                             6.000      03/15/17       500,000       503,348
      FHLMC Series 2835 Class MD CMO                             4.500      08/15/19       150,000       135,412
      FHLMC Series 2947 Class VA CMO                             5.000      03/15/16       455,902       442,398
      FHLMC Series 3020 Class VA CMO                             5.500      11/15/14       928,888       920,150
      FNCL Pool #357637                                          6.000      11/01/34       812,048       801,116
      FNMA CMO 2002-86 KM CMO                                    5.000      12/25/17       350,000       333,190
      FNMA Pool #356565                                          5.500      09/01/17       432,082       425,066
      FNMA Pool #545929                                          6.500      08/01/32       113,309       114,345
      FNMA Pool #555591                                          5.500      07/01/33       237,126       228,830
      FNMA Pool #574922                                          6.000      04/01/16         5,155         5,175
      FNMA Pool #579170                                          6.000      04/01/16        59,852        60,088
      FNMA Pool #584953                                          7.500      06/01/31        20,654        21,370

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
LONG-TERM NOTES AND BONDS (24.9%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (11.9%) (continued)
      FNMA Pool #651220                                          6.500%     07/01/32    $   50,491  $     50,953
      FNMA Pool #725793                                          5.500      09/01/19     1,482,966     1,458,289
      GNMA Pool #422407                                          6.500      01/15/26         8,562         8,694
      GNMA Pool #424578                                          6.500      04/15/26       106,559       108,198
      GNMA Pool #425983                                          6.500      03/15/26        23,205        23,562
      GNMA Pool #431962                                          6.500      05/15/26        59,420        60,334
      GNMA Pool #436741                                          7.500      01/15/27        33,642        35,257
      GNMA Pool #443216                                          8.000      07/15/27        15,866        16,854
      GNMA Pool #479743                                          7.500      11/15/30        33,651        35,190
      GNMA Pool #511778                                          7.500      11/15/30        44,142        46,161
      GNMA Pool #542083                                          7.000      01/15/31       107,023       110,453
      GNMA Pool #552466                                          6.500      03/15/32        68,867        69,806
      GNMA Pool #555179                                          7.000      12/15/31        17,228        17,780
      GNMA Pool #570323                                          6.000      02/15/32        14,785        14,692
      GNMA Pool #574395                                          6.000      01/15/32       104,949       104,296
      Small Business Administration Agency, Ser. 2006-10A        5.524      03/10/16       500,000       488,716
      Small Business Administration Participation Certificates,
        Ser. 2006-20C                                            5.570      03/01/26       500,000       491,451
                                                                                                    ------------
                                                                                                      31,910,603
                                                                                                    ------------
  CORPORATE OBLIGATIONS (8.0%)
    Airlines (0.1%)
      Continental Airlines, Inc.                                 6.545      08/02/20       160,577       159,030
                                                                                                    ------------
    Auto Rental (0.1%)
      ERAC USA Finance Co. Series 144A                           5.600      05/01/15       200,000       190,157
                                                                                                    ------------
    Automotive (0.0%)
      Daimler Chrysler North America Holdings                    7.750      01/18/11         7,000         7,389
                                                                                                    ------------
    Automotive Components (0.2%)
      Johnson Controls, Inc.                                     5.250      01/15/11       400,000       389,798
                                                                                                    ------------
    Brewery (0.2%)
      FBG Finance Ltd.                                           5.875      06/15/35       300,000       262,383
      Sabmiller Plc Series 144A                                  6.500      07/01/16       350,000       352,813
                                                                                                    ------------
                                                                                                         615,196
                                                                                                    ------------
    Cellular Telecom (0.2%)
      Vodafone Group PLC                                         5.500      06/15/11       400,000       390,706
                                                                                                    ------------
    Chemicals (0.4%)
      Chemtura Corp.                                             6.875      06/01/16       200,000       193,250
      Cytec Industries, Inc.                                     6.000      10/01/15       300,000       284,882
      E.I. Du Pont De Nemours & Co.                              6.875      10/15/09         7,000         7,256
      Praxair, Inc.                                              6.625      10/15/07       600,000       606,678
                                                                                                    ------------
                                                                                                       1,092,066
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
LONG-TERM NOTES AND BONDS (24.9%) (continued)
  CORPORATE OBLIGATIONS (8.0%) (continued)
    Commercial Banks (0.2%)
      Bank of America Corp.                                      7.400%     01/15/11    $    7,000  $      7,448
      Bank One Corp.                                             7.875      08/01/10         7,000         7,532
      Bank One NA Illinois                                       5.500      03/26/07       200,000       199,736
      First Union National Bank                                  7.800      08/18/10         7,000         7,492
      State Street Bank & Trust                                  5.300      01/15/16       400,000       382,464
      US Bank North America                                      6.375      08/01/11         7,000         7,204
                                                                                                    ------------
                                                                                                         611,876
                                                                                                    ------------
    Commercial Services & Supplies (0.1%)
      Waste Management, Inc.                                     6.875      05/15/09       300,000       308,453
                                                                                                    ------------
    Computer - Software (0.1%)
      Computer Associates, Inc. Series 144A                      5.625      12/01/14       300,000       272,167
                                                                                                    ------------
    Consumer Products (0.2%)
      Unilever Capital Corp.                                     7.125      11/01/10       507,000       532,326
                                                                                                    ------------
    E&P Services (0.1%)
      Seacor Holdings Inc.                                       5.875      10/01/12       400,000       384,826
                                                                                                    ------------
    Electric Utility (0.7%)
      Arizona Public Service Co.                                 6.375      10/15/11       400,000       402,882
      Centerpoint Energy                                         6.500      02/01/08       200,000       201,664
      Entergy Gulf States, Inc.                                  4.875      11/01/11       350,000       327,570
      NiSource Finance Corp.                                     7.875      11/15/10         7,000         7,489
      Pacific Gas & Electric                                     4.200      03/01/11       600,000       561,068
      Potomac Edison Co. Series 144A                             5.350      11/15/14       300,000       286,565
                                                                                                    ------------
                                                                                                       1,787,238
                                                                                                    ------------
    Electronic Equipment & Instruments (0.1%)
      Arrow Electronics, Inc.                                    6.875      07/01/13       300,000       306,737
                                                                                                    ------------
    Finance Companies/Brokers (0.4%)
      CIT Group, Inc.                                            5.500      11/30/07       400,000       398,678
      Citi Financial                                             6.625      06/01/15        75,000        78,460
      Ford Motor Credit Corp.                                    7.000      10/01/13       200,000       172,128
      General Electric Capital Corp.                             7.375      01/19/10         7,000         7,355
      Goldman Sachs Group, Inc.                                  6.875      01/15/11         7,000         7,274
      HSBC Finance Corp.                                         6.750      05/15/11         7,000         7,261
      JP Morgan Chase & Co.                                      6.750      02/01/11         7,000         7,276
      Merrill Lynch & Co.                                        6.000      02/17/09         7,000         7,046
      SLM Corp.                                                  4.500      07/26/10       500,000       476,691
                                                                                                    ------------
                                                                                                       1,162,169
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
LONG-TERM NOTES AND BONDS (24.9%) (continued)
  CORPORATE OBLIGATIONS (8.0%) (continued)
    Food Products (0.2%)
      ConAgra Foods, Inc.                                        6.750%     09/15/11    $  600,000  $    618,461
      Kellogg Company                                            6.600      04/01/11         7,000         7,231
                                                                                                    ------------
                                                                                                         625,692
                                                                                                    ------------
    Gas Distribution (0.1%)
      Atmos Energy Corp.                                         4.950      10/15/14       400,000       364,610
                                                                                                    ------------
    Health Care Providers & Services (0.3%)
      Beckman Coulter, Inc.                                      7.450      03/04/08       150,000       153,581
      HCA, Inc.                                                  6.950      05/01/12       300,000       292,839
      United Healthcare Group                                    5.250      03/15/11       350,000       340,755
                                                                                                    ------------
                                                                                                         787,175
                                                                                                    ------------
    Healthcare Equipment & Supplies (0.1%)
      Hospira, Inc.                                              5.900      06/15/14       300,000       294,056
                                                                                                    ------------
    Independent Energy (0.5%)
      Chesapeake Energy Corp.                                    7.750      01/15/15       350,000       350,875
      Kerr-Mcgee Corp.                                           7.125      10/15/27       300,000       305,777
      Pioneer Natural Resource                                   7.200      01/15/28       400,000       375,184
      Union Pacific Resources                                    7.050      05/15/18       250,000       259,959
                                                                                                    ------------
                                                                                                       1,291,795
                                                                                                    ------------
    Insurance (0.6%)
      Allstate Life Global Funding                               4.250      02/26/10       500,000       477,144
      Metropolitan Life Global Funding Series 144A               4.625      08/19/10       500,000       479,050
      Nationwide Financial Services                              6.250      11/15/11       300,000       304,784
      TIAA Global Markets Inc. Series 144A                       4.875      01/12/11       400,000       386,625
                                                                                                    ------------
                                                                                                       1,647,603
                                                                                                    ------------
    Integrated Energy (0.0%)
      Conocophilips Company                                      8.750      05/25/10         7,000         7,736
                                                                                                    ------------
    Media (0.4%)
      AOL Time Warner, Inc.                                      6.750      04/15/11         7,000         7,176
      AOL Time Warner, Inc.                                      7.625      04/15/31       400,000       430,691
      Comcast Corp.                                              6.500      01/15/15       400,000       403,135
      Cox Enterprises, Inc. Series 144A                          8.000      02/15/07       300,000       302,511
      Viacom, Inc.                                               6.625      05/15/11         7,000         7,184
                                                                                                    ------------
                                                                                                       1,150,697
                                                                                                    ------------
    Medical Laboratories (0.1%)
      Laboratory Corp. of America                                5.625      12/15/15       400,000       382,629
                                                                                                    ------------
    Metal-Aluminum (0.0%)
      Alcoa, Inc.                                                6.500      06/01/11         7,000         7,209
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
LONG-TERM NOTES AND BONDS (24.9%) (continued)
  CORPORATE OBLIGATIONS (8.0%) (continued)
    Paper and Forest Products (0.3%)
      Abitibi-Consolidated, Inc.                                 8.850%     08/01/30    $  200,000  $    169,000
      Stora Enso OYJ                                             6.404      04/15/16       373,000       361,520
      Weyerhaeuser Co.                                           7.375      03/15/32       300,000       303,726
                                                                                                    ------------
                                                                                                         834,246
                                                                                                    ------------
    Pharmaceuticals (0.1%)
      Amerisourcebergen Corp. Series 144A                        5.625      09/15/12       300,000       286,500
                                                                                                    ------------
    Pipelines (0.7%)
      El Paso Natural Gas Series 144A                            7.625      08/01/10       300,000       305,250
      Energy Transfer Partners                                   5.650      08/01/12       400,000       386,021
      Enterprise Products Operations Series B                    6.875      03/01/33       350,000       342,228
      Gulfstream Natural Gas Series 144A                         5.560      11/01/15       300,000       288,398
      Magellan Midstream Partners                                5.650      10/15/16       200,000       189,241
      Transcont Gas Pipe Corp.                                   8.875      07/15/12       350,000       385,874
                                                                                                    ------------
                                                                                                       1,897,012
                                                                                                    ------------
    Real Estate (0.2%)
      New Plan Excel Realty Trust                                7.400      09/15/09       200,000       210,187
      Simon Property Group LP Series 144A                        3.750      01/30/09       300,000       285,375
                                                                                                    ------------
                                                                                                         495,562
                                                                                                    ------------
    Retail (0.0%)
      Wal-Mart                                                   6.875      08/10/09         7,000         7,249
                                                                                                    ------------
    Telecommunication Services (0.5%)
      AT&T Wireless Services, Inc.                               7.875      03/01/11         7,000         7,540
      At&t, Inc.                                                 6.250      03/15/11         7,000         7,073
      British Telecom Plc                                        8.375      12/15/10         7,000         7,685
      Deutsche Telekom International                             8.000      06/15/10         7,000         7,515
      France Telecom                                             7.750      03/01/11         7,000         7,519
      Sprint Capital Corp.                                       7.625      01/30/11         7,000         7,451
      Sprint Capital Corp.                                       8.750      03/15/32       400,000       482,361
      Telefonica Emisiones Sau                                   6.421      06/20/16       350,000       349,274
      Verizon Global Funding Corp.                               7.250      12/01/10         7,000         7,331
      Verizon Communications                                     6.940      04/15/28       350,000       341,932
                                                                                                    ------------
                                                                                                       1,225,681
                                                                                                    ------------
    Miscellaneous (0.8%)
      Inter-American Development Bank                            7.375      01/15/10         7,000         7,438
      iShares GS $InvesTop Corporate Bond Fund                       -             -        18,233     1,886,568
      Morgan Stanley Tracers Variable Series 144A                5.668      03/01/07       141,670       141,732
      Quebec Province                                            6.125      01/22/11         7,000         7,143
                                                                                                    ------------
                                                                                                       2,042,881
                                                                                                    ------------

        Total corporate obligations (cost: $22,400,723)                                               21,558,467
                                                                                                    ------------

        Total long-term notes and bonds (cost: $69,001,080)                                           66,919,693
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
SHORT-TERM NOTES AND BONDS (8.1%)
  COMMERCIAL PAPER (7.4%)
    Chemicals (1.1%)
      E.I. Dupont De Nemours & Co.                               5.050%     07/18/06    $3,000,000  $  2,992,846
                                                                                                    ------------
    Consumer Finance (3.0%)
      American Express Credit Corp.                              5.020      08/04/06     2,000,000     1,990,518
      General Electric Capital Corp.                             5.130      08/07/06     2,000,000     1,989,455
      Nestle Capital Corp.                                       5.030      08/01/06     2,000,000     1,991,337
      Toyota Motor Credit Corp.                                  5.290      08/29/06     2,000,000     1,982,660
                                                                                                    ------------
                                                                                                       7,953,970
                                                                                                    ------------
    Insurance (0.7%)
      Prudential Funding Corp.                                   5.220      08/22/06     2,000,000     1,984,920
                                                                                                    ------------
    Integrated Energy (0.7%)
      Chevron Texaco Corp.                                       4.990      07/28/06     2,000,000     1,992,515
                                                                                                    ------------
    Telephone Integrated (1.1%)
      Bellsouth Corp.                                            5.240      08/22/06     3,000,000     2,977,293
                                                                                                    ------------
    Transport Services (0.8%)
      United Parcel Services, Inc.                               4.910      07/05/06     2,000,000     1,998,909
                                                                                                    ------------

        Total commercial paper (cost: $19,900,453)                                                    19,900,453
                                                                                                    ------------
  CORPORATE OBLIGATIONS (0.4%)
    Beverages (0.1%)
      Bottling Group LLC                                         2.450      10/16/06       200,000       198,314
                                                                                                    ------------
    Auto Components (0.1%)
      Johnson Controls, Inc.                                     5.000      11/15/06       200,000       199,310
                                                                                                    ------------
    Insurance (0.1%)
      Protective Life US Funding Series 144 A                    5.875      08/15/06       300,000       300,095
                                                                                                    ------------
    Media (0.1%)
      Reed Elsevier Capital                                      6.125      08/01/06       400,000       400,128
                                                                                                    ------------

        Total corporate obligations (cost: $1,099,955)                                                 1,097,847
                                                                                                    ------------
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.3%)
      U.S. Treasury Notes                                        7.000      07/15/06       750,000       750,293
                                                                                                    ------------

        Total short-term notes and bonds (cost: $21,751,743)                                          21,748,593
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2006 (UNAUDITED)

                       Description                                Shares          Value
-------------------------------------------------------------   ----------     ------------
MONEY MARKET MUTUAL FUNDS (5.4%)
      Federated Investors Prime Obligation Fund                  7,488,272     $  7,488,272
      Goldman Sachs Financial Square Fund                        7,107,900        7,107,900
                                                                               ------------

        Total money market mutual funds (cost: $14,596,172)                      14,596,172
                                                                               ------------
MUTUAL FUNDS (1.4%)
      Federated High Yield Bond Fund                                 8,091           47,492
      iShares Russell 1000 Value Index Fund                          8,500          621,520
      iShares Trust Russell 1000 Growth Index Fund                  57,600        2,913,408
      Loomis Sayles Global Bond Fund                                 6,579           99,342
      Neuberger Berman High Income Bond Fund                         5,590           49,413
                                                                               ------------

        Total mutual funds (cost: $3,433,174)                                     3,731,175
                                                                               ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $81,747)                             81,747           81,747
                                                                               ------------

TOTAL INVESTMENTS (99.6%) (COST: $232,128,597)                                  267,512,049

OTHER ASSETS LESS LIABILITIES (0.4%)                                              1,022,248
                                                                               ------------

NET ASSETS (100%)                                                              $268,534,297
                                                                               ============

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

               Industry                       % of Total Net Assets
--------------------------------------        ---------------------
Common Stocks                                          59.8%
Mortgage-Backed and Asset-Backed Securities            11.9
Corporate Obligations                                   8.4
Commercial Paper                                        7.4
Money Market Mutual Funds                               5.4
U.S. Government & Agency Obligations                    5.3
Mutual Funds                                            1.4
Cash and Cash Equivalents                                 -
                                                      -----
                                                       99.6
Other Assets Less Liabilities                           0.4
                                                      -----

TOTAL INVESTMENTS                                     100.0%
                                                      =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

        Description                                        Shares       Value
---------------------------                               --------  ------------
COMMON STOCKS (91.8%)
  Aerospace & Defense (2.7%)
    General Dynamics Corp.                                     350  $     22,911
    Precision Castparts Corp.                                1,100        65,736
                                                                    ------------
                                                                          88,647
                                                                    ------------
  Apparel (7.4%)
    Columbia Sportswear Co.*                                 1,500        67,889
    Kellwood Co.                                             1,950        57,077
    Liz Claiborne, Inc.                                      1,400        51,884
    Wolverine World Wide, Inc.                               2,950        68,823
                                                                    ------------
                                                                         245,673
                                                                    ------------
  Automotive (2.3%)
    Harley-Davidson, Inc.                                    1,400        76,846
                                                                    ------------
  Automotive Components (2.1%)
    Magna International, Inc.                                  950        68,372
                                                                    ------------
  Chemicals (1.3%)
    Dow Chemical Co.                                         1,150        44,885
                                                                    ------------
  Computer Hardware & Software (6.9%)
    Autodesk, Inc.*                                          2,000        68,920
    Cisco Systems, Inc.*                                     3,550        69,332
    Dell Inc.*                                               1,100        26,851
    Hewlett-Packard Co.                                      2,050        64,944
                                                                    ------------
                                                                         230,047
                                                                    ------------
  Consumer Products (0.6%)
    Helen of Troy, Ltd.*                                     1,150        21,160
                                                                    ------------
  Diversified Financial Services (11.3%)
    Aegon NV                                                 4,977        84,956
    Citigroup, Inc.                                          1,150        55,476
    Federated Investors, Inc.                                2,300        72,450
    Investment Technology Group, Inc.*                       1,600        81,376
    JP Morgan Chase & Co.                                      950        39,900
    Washington Mutual, Inc.                                    900        41,022
                                                                    ------------
                                                                         375,180
                                                                    ------------
  Diversified Manufacturing (8.2%)
    Carlisle Cos., Inc.                                      1,350       107,054
    Crane Co.                                                2,100        87,360
    Trinity Industries, Inc.                                 1,950        78,780
                                                                    ------------
                                                                         273,194
                                                                    ------------
  Electrical Equipment (4.7%)
    American Power Conversion                                3,500        68,215
    Baldor Electric Co.                                      2,850        89,177
                                                                    ------------
                                                                         157,392
                                                                    ------------
  Food & Beverage (2.1%)
    The Coca-Cola Co.                                        1,650        70,983
                                                                    ------------
  Health Care (2.1%)
    McKesson Corp.                                           1,150        54,372
    Merck & Co., Inc.                                          450        16,394
                                                                    ------------
                                                                          70,766
                                                                    ------------
  Home Furnishings (2.7%)
    Furniture Brands                                         2,150        44,806
    International, Inc. La-Z-Boy, Inc.                       3,300        46,200
                                                                    ------------
                                                                          91,006
                                                                    ------------
  Industrial Conglomerates (2.1%)
    General Electric Co.                                     2,100        69,216
                                                                    ------------
  Metals & Mining (2.4%)
    Alcoa, Inc.                                              2,500        80,900
                                                                    ------------
  Oil & Oil Services (8.2%)
    Royal Dutch Petroleum Co.                                1,350        90,423
    Tidewater, Inc.                                          1,550        76,260
    Valero Energy Corp.                                      1,600       106,431
                                                                    ------------
                                                                         273,114
                                                                    ------------

  Paper and Forest Products (1.6%)
    Wausau Paper Corp.                                       4,350        54,158
                                                                    ------------
  Recreation (4.1%)
    Brunswick Corp.                                          2,250        74,813
    Mattel, Inc.                                             3,700        61,087
                                                                    ------------
                                                                         135,900
                                                                    ------------
  Restaurants (0.9%)
    OSI Restaurant Partners, Inc.                              850        29,410
                                                                    ------------
  Retail (3.5%)
    BJ's Wholesale Club, Inc.*                               1,850        52,448
    Home Depot, Inc.                                         1,800        64,422
                                                                    ------------
                                                                         116,870
                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

                     Description                                                            Shares       Value
----------------------------------------------------------                                --------    ----------
COMMON STOCKS (91.8%) (continued)
  Semiconductors (3.8%)
    Intel Corp.                                                                              3,100    $   58,745
    Texas Instruments, Inc.                                                                  2,200        66,638
                                                                                                      ----------
                                                                                                         125,383
                                                                                                      ----------
  Telecommunication Services (5.7%)
    Nokia Corp. ADR                                                                          5,200       105,352
    Telefonos de Mexico, Class L ADR                                                         4,000        83,320
                                                                                                      ----------
                                                                                                         188,672
                                                                                                      ----------
  Transportation (5.1%)
    Norfolk Southern Corp.                                                                   1,800        95,796
    Werner Enterprises, Inc.                                                                 3,650        73,986
                                                                                                      ----------
                                                                                                         169,782
                                                                                                      ----------

      Total common stocks (cost: $3,231,674)                                                           3,057,556
                                                                                                      ----------

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount          Value
----------------------------------------------------------   ----------  -----------  ------------    ----------
SHORT-TERM NOTES
  COMMERCIAL PAPER (3.0%)
    Insurance (3.0%)
      Prudential Funding Corp.                                    5.20%    07/25/06      $100,000     $   99,653
                                                                                                      ----------

         Total commercial paper (cost: $99,653)                                                           99,653
                                                                                                      ----------

         Total short-term notes (cost: $99,653)                                                           99,653
                                                                                                      ----------

                                                                                          Shares
                                                                                         --------
MONEY MARKET MUTUAL FUNDS (3.9%)
      Federated Investors Prime Obligation Fund                                            40,000         40,000
      Goldman Sachs Financial Square Fund                                                  90,000         90,000
                                                                                                      ----------

        Total money market mutual funds (cost: $130,000)                                                 130,000
                                                                                                      ----------
CASH AND CASH EQUIVALENTS (1.3%)
      BONY Cash Reserve (cost: $44,147)                                                    44,147         44,147
                                                                                                      ----------

TOTAL INVESTMENTS (100.0%) (COST: $3,505,474)                                                          3,331,356

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                              (1,164)
                                                                                                      ----------

NET ASSETS (100.0%)                                                                                   $3,330,192
                                                                                                      ==========

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

               Industry                       % of Total Net Assets
--------------------------------------        ---------------------
Diversified Financial Services                         11.3%
Diversified Manufacturing                               8.2
Oil & Oil Services                                      8.2
Apparel                                                 7.4
Computer Hardware & Software                            6.9
Telecommunication Services                              5.7
Transportation                                          5.1
Electrical Equipment                                    4.7
Recreation                                              4.1
Money Market Mutual Funds                               3.9
Semiconductors                                          3.8
Retail                                                  3.5
Insurance                                               3.0
Aerospace & Defense                                     2.7
Home Furnishing                                         2.7
Metals & Mining                                         2.4
Automotive                                              2.3
Automotive Components                                   2.1
Food & Beverage                                         2.1
Health Care                                             2.1
Industrial Conglomerates                                2.1
Paper and Forest Products                               1.6
Chemicals                                               1.3
Restaurants                                             0.9
Consumer Products                                       0.6
Cash and Cash Equivalents                               1.3
                                                      -----
                                                      100.0
Liabilities in Excess of Other Assets                     -
                                                      -----

TOTAL INVESTMENTS                                     100.0%
                                                      =====

                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio, hereinafter, referred to as Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

   ADVISOR CLASS SHARES

   Effective March 31, 2003, the Fund began offering a new class of shares (the "Advisor Class") in addition to its existing class of shares (the "Class O" shares). The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid pursuant to the 12b-1 distribution plan.

   DISTRIBUTION AND SERVICING (12b-1) PLAN

   Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

   SOCIALLY RESPONSIVE PORTFOLIO

   Effective March 31, 2006, the Fund began offering a new series of shares, the Socially Responsive Portfolio, out of its previously authorized and allocated shares. The Socially Responsive Portfolio offers both Class O shares and Advisor Class shares. It will invest primarily in equity securities of companies whose business practices are considered "socially responsible". Like the other Portfolios in the Fund, it currently will offer shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts.

   INVESTMENTS

   Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term notes are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates value.

   The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

   Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

   Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   INCOME AND EXPENSE

   Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis, and allocated to the share classes based on net assets or another appropriate allocation method, except distribution fees are allocated only to the Advisor Classes.

   TAXES

   The Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

   DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

   For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

   ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. RELATED PARTY TRANSACTIONS

   On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000 to seed the Portfolio. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of June 30, 2006, AUL's investment at value in the Socially Responsive Portfolio Class O shares and the Socially Responsive Portfolio Advisor Class shares is $1,665,720 and $1,664,472, respectively.

   The Fund has an investment advisory agreement with AUL to act as its investment advisor. Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value                            0.50%
Money Market                     0.40%
Investment Grade Bond            0.50%
Asset Director                   0.50%
Socially Responsive              0.70%

   For Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% (1.3% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through June 30, 2006, no expenses have been waived.

   For the Socially Responsive Portfolio, AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolio exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through June 30, 2006, $28,157 has been waived, of which $9,895 is unpaid from AUL.

   AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred during the six months ended June 30, 2006 were $2,342,257.

   The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL to pay Authorized Firms for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the six months ended June 30, 2006 for all portfolios was $77,160.

3. AGREEMENTS WITH BANKS

   The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant.

4. INVESTMENT TRANSACTIONS

   Purchases (including transactions described in Note 2) and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2006 were:

                                                                       Portfolio
                                     ----------------------------------------------------------------------------
                                                                       Investment         Asset         Socially
                                         Value       Money Market      Grade Bond       Director       Responsive
                                     ------------    ------------     ------------    ------------    -----------
Common Stock:
  Purchases                          $ 30,068,075    $          -     $    203,703    $ 16,778,666    $ 3,231,674
  Proceeds from sales                  32,306,992               -        1,232,814      15,379,221              -
Corporate Bonds:
  Purchases                                     -               -       16,458,486       9,350,076              -
  Proceeds from sales and maturities            -               -       12,737,252       5,463,103              -
Government Bonds:
  Purchases                                     -               -       44,519,464      25,355,373              -
  Proceeds from sales and maturities            -               -       57,528,466      27,163,231              -
Common stock activity includes mutual fund trades.

5. AUTHORIZED CAPITAL SHARES

The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

Value Portfolio - Class O                             25,000,000
Value Portfolio - Advisor Class                       12,000,000
Money Market Portfolio - Class O                     400,000,000
Money Market Portfolio - Advisor Class                80,000,000
Investment Grade Bond Portfolio - Class O             25,000,000
Investment Grade Bond Portfolio - Advisor Class       12,000,000
Asset Director Portfolio - Class O                    36,000,000
Asset Director Portfolio - Advisor Class              12,000,000
Socially Responsive Portfolio - Class O                5,000,000
Socially Responsive Portfolio - Advisor Class          5,000,000
                                                     -----------
                                                     612,000,000
                                                     ===========

   The Board of Directors, at a meeting duly convened and held on February 7, 2005, adopted a resolution authorizing the Fund to increase the number of shares authorized to be issued by certain portfolios, so that immediately after the effectiveness of these Articles Supplementary, the Fund has authority to issue 620,000,000 shares of Common Stock, par value $.001 and aggregate par value of $620,000. The Value Portfolio - Class O authorized shares were increased from 12,000,0000 to 25,000,000 and the Investment Grade Bond Portfolio - Class O authorized shares were increased from 18,000,000 to 25,000,000. The number of authorized shares for all other portfolios remains unchanged.

   The Board of Directors, at a meeting duly convened and held on December 2, 2005, adopted a resolution authorizing the Fund to allocate 5,000,000 of its currently authorized shares to the Socially Responsive Portfolio - Class O shares and 5,000,000 of its currently authorized shares to the Socially Responsive Portfolio - Advisor Class shares.

6. UNREALIZED APPRECIATION (Depreciation)

   Unrealized appreciation (depreciation) for tax purposes at June 30, 2006, is:

                                                                                          Net
                                                                                      Unrealized
                                     Federal        Unrealized      Unrealized      Appreciation/
                                     Tax Cost      Appreciation    Depreciation    (Depreciation)
                                  -------------    ------------   -------------    --------------
Value                             $ 313,306,025    $ 75,618,624   $ (10,742,858)   $   64,875,766
Money Market                        225,242,131               -               -                 -
Investment Grade Bond               131,687,679         274,452      (4,057,203)       (3,782,751)
Asset Director                      232,169,716      43,006,478      (7,664,144)       35,342,334
Socially Responsive                   3,505,474          41,750        (215,868)         (174,118)

   The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2005, is as follows:

Investment Grade Bond                                      $14,429
Asset Director                                              41,119

7. SHAREHOLDERS

   Shares outstanding at June 30, 2006, are:

                                                                Portfolio
                                      -------------------------------------------------------------
                                                 Value                        Money Market
                                      -----------------------------    ----------------------------
                                       Class O        Advisor Class      Class O      Advisor Class
                                      ----------      -------------    ------------   -------------
AUL                                            -                  -              -                -
AUL American Unit Trust                3,733,828            159,027      31,236,108      16,509,861
AUL Group Retirement
  Annuity Separate Account II          3,556,890            508,973     130,962,438         729,715
AUL Pooled Separate Account            3,235,043                  -       6,991,232               -
AUL American Individual Unit Trust       609,991                  -       2,651,813               -
AUL American Individual
  Variable Annuity Unit Trust          2,381,809                  -      27,456,775               -
AUL American Individual
  Variable Life Unit Trust               393,271                  -       3,941,950               -
                                      ----------      -------------    ------------   -------------
                                      13,910,832            668,000     203,240,316      17,239,576
                                      ==========      =============    ============   =============

                                                                  Portfolio
                                   ------------------------------------------------------------------
                                        Investment Grade Bond                    Asset Director
                                   --------------------------------       ---------------------------
                                     Class O          Advisor Class         Class O     Advisor Class
                                   -----------        -------------       -----------   -------------
AUL                                          -                    -                 -               -
AUL American Unit Trust              2,166,951               80,946         4,020,207         178,212
AUL Group Retirement
  Annuity Separate Account II        4,315,284              256,019         4,668,806       1,153,308
AUL Pooled Separate Account          1,870,532                    -                 -               -
AUL American Individual Unit Trust     354,443                    -           625,293               -
AUL American Individual
  Variable Annuity Unit Trust        2,486,291                    -         3,307,287               -
AUL American Individual
  Variable Life Unit Trust             354,263                    -           485,328               -
                                   -----------        -------------       -----------   -------------
                                    11,547,764              336,965        13,106,921       1,331,520
                                   ===========        =============       ===========   =============

                                           Socially Responsive
                                       ---------------------------
                                        Class O      Advisor Class
                                       ---------     -------------
AUL                                      175,000           175,000
AUL American Unit Trust                        -                 -
AUL Group Retirement Annuity
  Separate Account II                          -                 -
AUL Pooled Separate Account                    -                 -
AUL American Individual Unit Trust             -                 -
AUL American Individual
  Variable Annuity Unit Trust                  -                 -
AUL American Individual
  Variable Life Unit Trust                     -                 -
                                       ---------     -------------
                                         175,000           175,000
                                       =========     =============

8. FEDERAL TAX INFORMATION

   The tax components of dividends paid for the years ending December 31, 2005 and December 31, 2004 were as follows:


                                               Value                           Money Market
                                  ----------------------------         --------------------------
                                    12/31/05        12/31/04             12/31/05      12/31/04
                                  ------------    ------------         -----------    -----------
Ordinary income                   $  4,979,249    $  2,274,865         $ 5,208,357    $ 1,661,472
Long-term capital gains             20,793,698      13,700,636                   -              -

                                     Investment Grade Bond                      Asset Director
                                  ----------------------------         --------------------------
                                    12/31/05       12/31/04              12/31/05      12/31/04
                                  ------------    ------------         -----------    -----------
Ordinary income                   $  5,855,463    $  5,171,735         $ 4,258,730    $ 3,194,425
Long-term capital gains                      -               -           8,474,299      8,164,141

   As of December 31, 2005, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

                                                                      Investment
                                        Value       Money Market      Grade Bond      Asset Director
                                     -----------    ------------      ----------      --------------
Undistributed ordinary income        $         -    $         40      $   11,676      $            -
Undistributed long-term gain (loss)    6,739,217             (40)        (58,824)          2,929,643

   As of December 31, 2005, for federal income tax purposes, the Investment Grade Bond Portfolio has a capital loss carryforward of $58,824 expiring in 2011. Capital loss carryforward used by the Investment Grade Bond Portfolio in 2005 was $465,372. The Money Market Portfolio has a capital loss carryforward of $40 expiring 2013.

9. INDEMNIFICATIONS

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                  VALUE PORTFOLIO - CLASS O
                                         ----------------------------------------------------------------------------------
                                              For the                              For years ended
                                         six months ended    --------------------------------------------------------------
                                           June 30, 2006      Dec. 31,     Dec. 31,     Dec. 31,      Dec. 31,     Dec. 31,
                                            (Unaudited)         2005         2004         2003          2002         2001
                                         ----------------    ---------    ---------    ----------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                      $    0.17        $    0.29    $    0.23    $     0.19    $    0.19    $    0.24
Net gain (loss) on investments                   1.03             2.11         3.10          5.78        (1.47)        1.77
                                            ---------        ---------    ---------    ----------    ---------    ---------
  Total from investment operations               1.20             2.40         3.33          5.97        (1.28)        2.01
                                            ---------        ---------    ---------    ----------    ---------    ---------

Shareholder distributions
  Net investment income                             -            (0.29)       (0.18)        (0.18)       (0.18)       (0.23)
  Realized gain                                     -            (1.59)       (1.07)            -        (0.53)       (0.96)
  Return of capital                                 -                -            -             -        (0.02)           -
                                            ---------        ---------    ---------    ----------    ---------    ---------

Net increase (decrease)                          1.20             0.52         2.08          5.79        (2.01)        0.82
Net asset value at beginning of period          24.77            24.25        22.17         16.38        18.39        17.57
                                            ---------        ---------    ---------    ----------    ---------    ---------
Net asset value at end of period            $   25.97        $   24.77    $   24.25    $    22.17    $   16.38    $   18.39
                                            =========        =========    =========    ==========    =========    =========

TOTAL RETURN**                                   4.8%             9.9%        15.0%         36.5%        (7.0%)       11.3%

SUPPLEMENTAL DATA:
Net assets, end of period (000)             $ 361,225        $ 355,415    $ 326,227    $  192,940    $ 127,527    $ 114,629

Ratio to average net assets:
  Expenses                                      0.62%***         0.61%        0.60%         0.60%        0.57%        0.62%
  Net investment income                         1.33%***         1.18%        1.00%         1.01%        1.05%        1.26%

Portfolio turnover rate                            9%              17%          19%           30%          11%          18%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                            VALUE PORTFOLIO - ADVISOR CLASS
                                   -------------------------------------------------------------------------------------

                                                                                                       For the period
                                   For the six months                  For years ended                March 31, 2003****
                                   ended June 30, 2006       ------------------------------------           through
                                       (Unaudited)            Dec. 31, 2005         Dec. 31, 2004        Dec. 31, 2003
                                   -------------------       ---------------        -------------     ------------------
PER SHARE OPERATING PERFORMANCE:
Net investment income*               $         0.14          $          0.23        $        0.18       $         0.10
Net gain (loss) on investments                 1.01                     2.10                 3.06                 6.62
                                     --------------          ---------------        -------------       --------------
  Total from investment operations             1.15                     2.33                 3.24                 6.72
                                     --------------          ---------------        -------------       --------------

Shareholder distributions
  Net investment income                           -                    (0.25)               (0.15)               (0.12)
  Realized gain                                   -                    (1.59)               (1.07)                   -
  Return of capital                               -                        -                    -                    -
                                     --------------          ---------------        -------------       --------------

Net increase (decrease)                        1.15                     0.49                 2.02                 6.60
Net asset value at beginning
  of period                                   24.65                    24.16                22.14                15.54
                                     --------------          ---------------        -------------       --------------
Net asset value at end of period     $        25.80          $         24.65        $       24.16       $        22.14
                                     ==============          ===============        =============       ==============

TOTAL RETURN**                                 4.7%                     9.6%                14.6%                43.3%

SUPPLEMENTAL DATA:
Net assets, end of period (000)      $       17,232           $        9,863        $       2,062        $           5

Ratio to average net assets:
  Expenses                                    0.91%***                 0.92%                0.90%                0.86%***
  Net investment income                       1.07%***                 0.90%                0.82%                0.76%***
Portfolio turnover rate                          9%                      17%                  19%                  30%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                               MONEY MARKET PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------------

                                             For the                                  For years ended
                                         six months ended    --------------------------------------------------------------------
                                           June 30, 2006      Dec. 31,      Dec. 31,        Dec. 31,       Dec. 31,      Dec. 31,
                                           (Unaudited)          2005          2004            2003           2002          2001
                                      -------------------    ---------      ---------      ---------      ---------     ---------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*                      $   0.021        $   0.027      $   0.009      $   0.006      $    0.01     $    0.03
Net gain (loss) on investments                      -                -              -              -              -             -
                                            ---------        ---------      ---------      ---------      ---------     ---------
  Total from investment operations              0.021            0.027          0.009          0.006           0.01          0.03
                                            ---------        ---------      ---------      ---------      ---------     ---------
Shareholder distributions
  Net investment income                        (0.021)          (0.027)        (0.009)        (0.006)         (0.01)        (0.03)

Net increase (decrease)                             -                -             -               -              -             -
Net asset value at beginning of
  period                                         1.00             1.00           1.00           1.00           1.00          1.00
                                            ---------        ---------      ---------      ---------      ---------     ---------
Net asset value at end of period            $    1.00        $    1.00      $    1.00      $    1.00      $    1.00     $    1.00
                                            =========        =========      =========      =========      =========     =========

TOTAL RETURN**                                   2.1%             2.7%           0.9%           0.6%           1.2%          3.5%

SUPPLEMENTAL DATA:
Net assets, end of period (000)             $ 203,240        $ 179,484      $ 190,589      $ 208,405      $ 244,933     $ 190,675

Ratio to average net assets:
  Expenses                                      0.52%***         0.51%          0.51%          0.52%          0.48%         0.52%
  Net investment income                         4.17%***         2.69%          0.85%          0.62%          1.20%         3.41%

*    Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                       MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                 ----------------------------------------------------------------------------------
                                                                                                 For the period
                                   For the six months              For years ended              March 31, 2003****
                                  ended June 30, 2006    ----------------------------------          through
                                      (Unaudited)        Dec. 31, 2005        Dec. 31, 2004       Dec. 31, 2003
                                  -------------------    -------------        -------------     ------------------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*                $   0.019             $   0.025            $   0.006           $   0.002
Net gain (loss) on investments                -                     -                    -                   -
                                      ---------             ---------            ---------           ---------
  Total from investment
    operations                            0.019                 0.025                0.006               0.002
                                      ---------             ---------            ---------           ---------
Shareholder distributions
  Net investment income                  (0.019)               (0.025)              (0.006)             (0.002)

Net increase (decrease)                       -                     -                    -                   -
Net asset value at beginning
  of period                                1.00                  1.00                 1.00                1.00
                                      ---------             ---------            ---------           ---------
Net asset value at end of
  period                              $    1.00             $    1.00            $    1.00           $    1.00
                                      =========             =========            =========           =========

TOTAL RETURN**                             2.0%                  2.4%                 0.6%                0.2%

SUPPLEMENTAL DATA:
Net assets, end of period (000)       $  17,240             $  11,081            $   4,148           $      34

Ratio to average net assets:
  Expenses                                0.82%***              0.81%                0.80%               0.85%***
  Net investment income                   3.88%***              2.50%                0.78%               0.20%***

*    Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***  Annualized.
**** Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                            INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                         ----------------------------------------------------------------------------------------

                                             For the                                  For years ended
                                         six months ended    --------------------------------------------------------------------
                                           June 30, 2006      Dec. 31,      Dec. 31,        Dec. 31,       Dec. 31,      Dec. 31,
                                           (Unaudited)         2005           2004            2003          2002           2001
                                         ----------------    ---------      ---------      ---------      ---------     ---------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*                       $    0.26       $    0.46      $    0.46      $    0.48      $    0.56     $    0.66
Net gain (loss) on investments                   (0.34)          (0.21)         (0.01)          0.06           0.29          0.17
                                             ---------       ---------      ---------      ---------      ---------     ---------
  Total from investment operations               (0.08)           0.25           0.45           0.54           0.85          0.83
                                             ---------       ---------      ---------      ---------      ---------     ---------
Shareholder distributions
  Net investment income                              -           (0.46)         (0.42)         (0.50)         (0.49)        (0.63)
  Realized gain                                      -               -              -              -          (0.01)            -
  Return of capital                                  -               -              -              -          (0.01)            -
                                             ---------       ---------      ---------      ---------      ---------     ---------

Net increase (decrease)                          (0.08)          (0.21)          0.03           0.04           0.34          0.20
Net asset value at beginning of
  period                                         10.90           11.11          11.08          11.04          10.70         10.50
                                             ---------       ---------      ---------      ---------      ---------     ---------
Net asset value at end of period             $   10.82       $   10.90      $   11.11      $   11.08      $   11.04     $   10.70
                                             =========       =========      =========      =========      =========     =========

TOTAL RETURN**                                   (0.7%)           2.1%           4.1%           4.9%           7.9%          7.1%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $ 124,925       $ 143,020      $ 140,848      $ 124,745      $ 118,958      $ 78,268

Ratio to average net assets:
  Expenses                                       0.63%***        0.64%          0.66%          0.65%          0.59%         0.65%
  Net investment income                          4.80%***        4.10%          4.09%          4.24%          5.10%         5.96%

Portfolio turnover rate                            46%             35%            55%           143%            97%           95%

*    Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                   INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                 ----------------------------------------------------------------------------------
                                                                                                 For the period
                                   For the six months             For years ended               March 31, 2003****
                                  ended June 30, 2006    ----------------------------------          through
                                      (Unaudited)        Dec. 31, 2005        Dec. 31, 2004       Dec. 31, 2003
                                  -------------------    -------------        -------------     ------------------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*                  $   0.24            $    0.43            $    0.42            $    0.29
Net gain (loss) on investments             (0.34)               (0.22)                   -                 0.03
                                        --------            ---------            ---------            ---------
  Total from investment
    operations                             (0.10)                0.21                 0.42                 0.32
                                        --------            ---------            ---------            ---------
Shareholder distributions
  Net investment income                        -                (0.43)               (0.39)               (0.37)
  Realized gain                                -                    -                    -                    -
  Return of capital                            -                    -                    -                    -
                                        --------            ---------            ---------            ---------

Net increase (decrease)                    (0.10)               (0.22)                0.03                (0.05)
Net asset value at beginning
  of period                                10.88                11.10                11.07                11.12
                                        --------            ---------            ---------            ---------
Net asset value at end of
  period                                $  10.78            $   10.88            $   11.10            $   11.07
                                        ========            =========            =========            =========

TOTAL RETURN**                             (0.9%)                1.8%                 3.8%                 2.9%

SUPPLEMENTAL DATA:
Net assets, end of period (000)         $  3,633            $   2,997            $   2,270            $   1,397

Ratio to average net assets:
  Expenses                                 0.93%***             0.94%                0.96%                0.99%***
  Net investment income                    4.52%***             3.81%                3.76%                3.97%***

Portfolio turnover rate                      46%                  35%                  55%                 143%

*    Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***  Annualized.
**** Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                ASSET DIRECTOR PORTFOLIO - CLASS O
                                         ----------------------------------------------------------------------------------------

                                             For the                                  For years ended
                                         six months ended    --------------------------------------------------------------------
                                           June 30, 2006      Dec. 31,      Dec. 31,        Dec. 31,       Dec. 31,      Dec. 31,
                                           (Unaudited)         2005           2004            2003          2002           2001
                                         ----------------    ---------      ---------      ---------      ---------     ---------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*                       $    0.22       $    0.35      $    0.30      $    0.30      $    0.35     $   0.41
Net gain (loss) on investments                    0.34            1.02           1.63           3.36          (0.72)        0.98
                                             ---------       ---------      ---------      ---------      ---------     --------
  Total from investment operations                0.56            1.37           1.93           3.66          (0.37)        1.39
                                             ---------       ---------      ---------      ---------      ---------     --------
Sareholder distributions
  Net investment income                              -           (0.33)         (0.29)         (0.28)         (0.33)       (0.41)
  Realized gain                                      -           (0.67)         (0.75)             -          (0.30)       (0.41)
  Return of capital                                  -               -              -              -          (0.01)           -
                                             ---------       ---------      ---------      ---------      ---------     --------

Net increase (decrease)                           0.56            0.37           0.89           3.38          (1.01)        0.57
Net asset value at beginning of
  period                                         18.04           17.67          16.78          13.40          14.41        13.84
                                             ---------       ---------      ---------      ---------      ---------     --------
Net asset value at end of period             $   18.60       $   18.04      $   17.67      $   16.78      $   13.40     $  14.41
                                             =========       =========      =========      =========      =========     ========

TOTAL RETURN**                                    3.2%            7.7%          11.5%          27.5%          (2.6%)       10.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $ 243,849       $ 227,950      $ 197,688      $ 162,254      $ 107,053     $ 91,096

Ratio to average net assets:
  Expenses                                       0.60%***        0.62%          0.61%          0.61%          0.59%        0.64%
  Net investment income                          2.32%***        1.94%          1.77%          2.02%          2.47%        2.86%

Portfolio turnover rate                            20%             17%            31%            59%            33%          39%

*    Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                     ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                  --------------------------------------------------------------------------------
                                                                                                  For the period
                                   For the six months             For years ended               March 31, 2003****
                                  ended June 30, 2006    ----------------------------------          through
                                      (Unaudited)        Dec. 31, 2005        Dec. 31, 2004       Dec. 31, 2003
                                  -------------------    -------------        -------------     ------------------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*                 $     0.19           $     0.30           $     0.25          $    0.18
Net gain (loss) on
  investments                                0.35                 1.00                 1.66               3.82
                                       ----------           ----------           ----------          ---------
  Total from investment
    operations                               0.54                 1.30                 1.91               4.00
                                       ----------           ----------           ----------          ---------
Shareholder distributions
  Net investment income                         -                (0.29)               (0.27)             (0.19)
  Realized gain                                 -                (0.67)               (0.75)                 -
  Return of capital                             -                    -                    -                  -
                                       ----------           ----------           ----------          ---------

Net increase (decrease)                      0.54                 0.34                 0.89               3.81
Net asset value at beginning
  of period                                 18.00                17.66                16.77              12.96
                                       ----------           ----------           ----------          ---------
Net asset value at end of
  period                               $    18.54           $    18.00           $    17.66          $   16.77
                                       ==========           ==========           ==========          =========

TOTAL RETURN**                               3.0%                 7.3%                11.4%              30.8%

SUPPLEMENTAL DATA:
Net assets, end of period (000)        $   24,685           $   15,679           $    6,635          $     223

Ratio to average net assets:
  Expenses                                  0.89%***             0.92%                0.92%              0.89%***
  Net investment income                     2.04%***             1.66%                1.50%              1.61%***

Portfolio turnover rate                       20%                  17%                  31%                59%

*    Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***  Annualized.
**** Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                   SOCIALLY RESPONSIVE - CLASS O
                                                   -----------------------------
                                                           For the period
                                                         March 31, 2006****
                                                              through
                                                           June 30, 2006
                                                            (Unaudited)
                                                         ------------------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                                       $     0.02
Net gain (loss) on investments                                    (0.50)
                                                             ----------
  Total from investment operations                                (0.48)
                                                             ----------
Shareholder distributions
  Net investment income                                               -
  Realized gain                                                       -
  Return of capital                                                   -
                                                             ----------

Net increase (decrease)                                           (0.48)
Net asset value at beginning of period                            10.00
                                                             ----------
Net asset value at end of period                             $     9.52
                                                             ==========

TOTAL RETURN**                                                        -

SUPPLEMENTAL DATA:
Net assets, end of period (000)                              $    1,666

Ratio to average net assets:
  Expenses                                                        1.20%***
  Expenses before waiver                                          4.60%***
  Net investment income                                           0.67%***

Portfolio turnover rate                                              0%

*    Net investment income is calculated based on average shares.
** Investment performance has not been shown for the Socially Responsive Portfolio since it was not open for the full six-month period ending June 30, 2006.
***  Annualized.
**** Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                            SOCIALLY RESPONSIVE - ADVISOR CLASS
                                            -----------------------------------
                                                      For the period
                                                     March 31, 2006****
                                                          through
                                                       June 30, 2006
                                                        (Unaudited)
                                                     ------------------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                                   $    0.01
Net gain (loss) on investments                               (0.50)
                                                         ---------
  Total from investment operations                           (0.49)
                                                         ---------
Shareholder distributions
  Net investment income                                          -
  Realized gain                                                  -
  Return of capital                                              -
                                                         ---------

Net increase (decrease)                                      (0.49)
Net asset value at beginning of period                       10.00
                                                         ---------
Net asset value at end of period                         $    9.51
                                                         =========

TOTAL RETURN**                                                   -

SUPPLEMENTAL DATA:
Net assets, end of period (000)                          $   1,664

Ratio to average net assets:
  Expenses                                                   1.50%***
  Expenses before waiver                                     4.89%***
  Net investment income                                      0.37%***

Portfolio turnover rate                                         0%

*    Net investment income is calculated based on average shares.
** Investment performance has not been shown for the Socially Responsive Portfolio since it was not open for the full six-month period ending June 30, 2006.
***  Annualized.
**** Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                          OTHER INFORMATION (UNAUDITED)

ADVISORY AGREEMENT
At a meeting of the Board of Directors held on February 24, 2006, the Board approved the Advisory Agreement between the Fund and its Advisor, AUL. In considering this matter, the Board considered the nature and extent and quality of services provided by the Investment Advisor, the investment performance of the portfolios, the costs of services and profitability of the Advisor, economies of scale realized by the Fund, and any fallout benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over both the short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Advisor has been managing investments for more than three decades. The Advisor's portfolio managers have extensive education and experience, several earning MBAs and CFA designations. The Advisor's Chief Compliance Officer has been in the investment management business since 1994. The Advisor adheres to a sound, disciplined investment management process, and the portfolio management team has considerable experience, stability and depth. The Board concluded that the Advisor's experience, stability, depth and performance, among other factors, warranted continuation of the advisory agreement.

The Board next considered the performance of the portfolios, including any periods of relative out-performance or underperformance. The Board concluded that the portfolios have performed in line with expectations, and that their results have been consistent with their investment strategies. Each of the portfolios provided close tracking of its index benchmark and exceeded the average returns of its peer group, in many cases.

The Board also reviewed the fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios. They also noted the voluntary fee waivers that the Advisor put into effect complex-wide during the past year. They also reviewed the financial strength of the Advisor, ratings from the various rating agencies, and the fee charged by the Advisor for the services under the agreement. Based on the information presented by the Advisor, members of the Board then determined, in their business judgment, that the relatively low level of the fees charged by the Advisor will benefit the portfolios and their shareholders.

Finally, the Board concluded that the expenses are average to below average based on Morningstar peer comparisons. The portfolios have realized economies of scale as they have grown. The cost to shareholders (and, ultimately, to participants) has declined almost 40 basis points from the 1.00% (and the 1.30% for Advisor Class) maximum fee established at inception. Furthermore, the Investment Grade Bond and the Asset Director portfolios have benefited from better pricing, at times, due to the occasional aggregation of trades for these portfolios with trades for the Advisor's general account.

Based on the information provided to the Fund's Board of Directors and the considerations and conclusions above, the Board concluded that the factors considered justified the renewal of the investment advisory agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February, 2007.

PROXY VOTING POLICIES AND PROCEDURES
A description of the polices and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269. This information is also available by accessing the SEC website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x4198). Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                       MANAGEMENT OF THE FUND (UNAUDITED)

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

                                                                                              NUMBER OF
                                                                 PRINCIPAL                    PORTFOLIOS IN    OTHER
                           CURRENT             TERM OF OFFICE    OCCUPATION(S)                FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS,             POSITION            AND LENGTH        DURING THE                   OVERSEEN BY      HELD BY
AND AGE IN 2006            WITH THE FUND       OF SERVICE        PAST 5 YEARS                 DIRECTOR         DIRECTOR/NOMINEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------
DONALD J. STUHLDREHER      Chairman of the     Indefinite,       Retired since 1990               5            None
4210 Statesman Drive       Board               06/29/2004 to
Indianapolis, IN 46250                         present;
age 71                     Director            12/14/2001 to
                                               present

JEAN L. WOJTOWICZ          Director,           Indefinite,       President, Cambridge             5            First Merchants
7107 Royal Oakland Ct.     Chairman            9/22/2003 to      Capital Management                            Corp.; Vectren
Indianapolis, IN 46236     Audit               present           Corp. (1983-Present)                          Corp.; Windsor
age 49                     Committee                                                                           Medical Properties;
                                                                                                               First Internet Bank
                                                                                                               of Indiana

GILBERT F. VIETS           Director            Indefinite,       State of Indiana                 5            None
760 Wood Court                                 9/27/2004 to      Office of Management &
Zionsville, IN 46077                           present           Budget (2005-Present);
age 63                                                           Chief Financial Officer /
                                                                 Chief Restructuring
                                                                 Officer / Special Assistant
                                                                 to the Chairman,
                                                                 ATA Holdings, Inc.
                                                                 (7/2004 to 11/2005);
                                                                 Associate Clinical
                                                                 Professor, Indiana
                                                                 University (8/2002 to
                                                                 7/2004)

STEPHEN J. HELMICH         Director            Indefinite,       President, Cathedral             5            None
307 Galahad Drive                              12/17/2004 to     High School (1999 to
Franklin, IN 46131                             present           present)
age 57

INTERESTED DIRECTORS
--------------------
JAMES W. MURPHY            Director            Indefinite,       Retired since 2000               5            None
11800 Pebblepoint Pass                         7/26/1989 to
Carmel, IN 46033                               present
age 70

MANAGEMENT INFORMATION (CONTINUED) (UNAUDITED)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

                           CURRENT POSITION     TERM OF OFFICE AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE IN 2006*      WITH THE FUND        LENGTH OF SERVICE        THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
DAYTON H. MOLENDORP        President            Indefinite,              President & Chief Executive Officer, AUL
age 59                                          9/2004 to                (9/2004 to present); Acting President, AUL
                                                present                  (5/2004 to 9/2004); Executive Vice President, AUL
                                                                         (2/2003 to 5/2004); Senior Vice President, Individual
                                                                         Operations, AUL (9/1999 to 2/2003)

CONSTANCE E. LUND          Treasurer            Indefinite,              Senior Vice President, Corporate Finance, AUL
age 53                                          2/2/2000 to              (1/2000 to present)
                                                present

THOMAS M. ZUREK            Secretary            Indefinite,              General Counsel and Secretary, AUL (8/2002 to
age 58                                          12/13/2002 to            present); Partner, Nymast, Good, Voigts, West,
                                                present                  Hansel, and O'Brien (1992-1998; 2001-8/2002);
                                                                         General Counsel and Executive Vice President,
                                                                         American General Life Companies (1998-2001)

JOHN C. SWHEAR             Asst. Secretary;     Indefinite,              Assistant General Counsel, AUL (5/2003 to present);
age 45                                          12/13/2002 to            Investment Advisor Chief Compliance Officer, AUL
                                                present;                 (06/2004 to present); Senior Counsel, AUL (8/2000 -
                           Chief Compliance     Indefinite               5/2003)
                           Officer              6/29/2004 to
                                                present

*The Executive Officers of the Fund can be reached at One American Square,
 Indianapolis, Indiana 46282.

                                American United Life Insurance Company(R)  (C) 2006 American United Life Insurance Company(C).
                                a ONEAMERICA(R) financial partner          All rights reserved. OneAmerica(R) and the OneAmerica
                                One American Square, P.O. Box 368          banner are all trademarks of OneAmerica Financial
[LOGO OF ONEAMERICA]            Indianapolis, IN 46206-0368                Partners, Inc.
   ONEAMERICA(R)                www.aul.com
                                                                           P-12757G      (8/06)

ITEM 2. CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

    (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable with semi annual filing.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a- 2(b)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                               OneAmerica Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Dayton H. Molendorp
                         -------------------------------------------------------
                           Dayton H. Molendorp, President

Date  August 28, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*  /s/ Dayton H. Molendorp
                         -------------------------------------------------------
                           Dayton H. Molendorp, President

Date  August 28, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Constance E. Lund
                         -------------------------------------------------------
                           Constance E. Lund, Treasurer
Date  August 28, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.